JPMorgan Income Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 36.1%
FHLMC
Pool # 8C1031, ARM, 5.25%, 6/1/2055 (a)	7,392	7,518
Pool # 842039, ARM, 5.27%, 10/1/2055 (a)	6,835	6,943
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	3,994	4,027
Pool # 8C1217, ARM, 5.06%, 11/1/2055 (a)	11,995	12,143
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	7,964	8,063
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,166
FHLMC UMBS, 30 Year
Pool # RA9081, 6.50%, 5/1/2053	2,634	2,770
Pool # RJ0003, 6.50%, 10/1/2053	22,333	23,521
Pool # SD4030, 6.50%, 10/1/2053	6,383	6,706
Pool # SD4320, 6.00%, 11/1/2053	60,671	62,966
Pool # SD4341, 6.50%, 11/1/2053	14,833	15,610
Pool # SD5883, 6.50%, 6/1/2054	18,751	19,696
Pool # SD5979, 6.00%, 7/1/2054	35,778	36,826
Pool # SD6268, 6.50%, 8/1/2054	16,357	17,203
Pool # SD6896, 6.00%, 9/1/2054	64,402	66,820
Pool # SD6461, 6.50%, 10/1/2054	12,263	12,864
Pool # SL2544, 6.50%, 8/1/2055	30,208	31,652
Pool # SL3192, 6.00%, 11/1/2055	109,368	113,386
FNMA
Pool # BM7862, ARM, 5.09%, 10/1/2055 (a)	3,991	4,039
Pool # BM7859, ARM, 4.88%, 11/1/2055 (a)	14,781	14,891
Pool # BM7874, ARM, 5.00%, 11/1/2055 (a)	22,535	22,783
Pool # DF4134, ARM, 5.33%, 11/1/2055 (a)	6,998	7,130
FNMA UMBS, 30 Year
Pool # CB5497, 6.50%, 1/1/2053	8,133	8,503
Pool # CB7136, 6.50%, 9/1/2053	18,831	19,800
Pool # FS6942, 6.50%, 12/1/2053	9,069	9,438
Pool # CB8004, 6.00%, 2/1/2054	11,736	12,163
Pool # CB8495, 6.00%, 5/1/2054	37,901	39,291
Pool # FS8911, 6.50%, 8/1/2054	22,786	24,009
Pool # CB9153, 6.00%, 9/1/2054	46,967	48,881
Pool # DC4812, 5.50%, 11/1/2054	886	898
Pool # FA1925, 6.00%, 12/1/2054	37,205	38,343
Pool # FA0444, 5.50%, 1/1/2055	913	925
Pool # BU5526, 5.50%, 2/1/2055	372	376
Pool # FA0541, 6.00%, 2/1/2055	46,609	48,413
Pool # BV1723, 6.00%, 6/1/2055	30,806	31,577
Pool # FA2805, 6.50%, 9/1/2055	18,469	19,352
Pool # FA2900, 6.00%, 10/1/2055	98,815	102,445
Pool # FA3423, 6.00%, 11/1/2055	36,904	38,260
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,526
Pool # BS3390, 1.69%, 10/1/2031	10,942	9,649
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,916
Pool # BS4294, 1.97%, 1/1/2034	2,400	2,035

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,910
Pool # BZ3537, 4.97%, 4/1/2035	11,362	11,806
GNMA II
Pool # MB0696, ARM, 5.00%, 10/20/2055 (a)	7,465	7,551
Pool # MB0756, ARM, 5.00%, 11/20/2055 (a)	8,059	8,159
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	316	326
Pool # DA9696, 6.50%, 4/20/2045	369	380
Pool # BF2605, 5.50%, 5/20/2048	257	268
Pool # BJ9839, 4.38%, 4/20/2049	72	71
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	39	41
Pool # MA8882, 7.00%, 5/20/2053	94	97
Pool # CW1603, 6.50%, 12/20/2053	983	1,025
Pool # DA0555, 6.50%, 2/20/2054	2,129	2,219
Pool # DA1949, 6.50%, 2/20/2054	1,452	1,514
Pool # 787307, 6.50%, 3/20/2054	3,451	3,597
Pool # DB1810, 6.50%, 3/20/2054	1,649	1,718
Pool # DB1811, 6.50%, 3/20/2054	709	739
Pool # DB1521, 6.00%, 4/20/2054	968	999
Pool # DB1161, 6.50%, 4/20/2054	1,357	1,415
Pool # DA5191, 6.50%, 5/20/2054	493	519
Pool # DA9805, 6.50%, 5/20/2054	289	302
Pool # DB7176, 6.50%, 5/20/2054	428	448
Pool # DB7182, 6.00%, 6/20/2054	762	785
Pool # DB9010, 6.00%, 6/20/2054	1,151	1,180
Pool # DC6423, 6.00%, 6/20/2054	1,765	1,822
Pool # DC6424, 6.00%, 6/20/2054	1,484	1,528
Pool # DC6462, 6.00%, 6/20/2054	1,604	1,656
Pool # DC6464, 6.00%, 6/20/2054	7,778	8,010
Pool # DC7762, 6.00%, 6/20/2054	9,201	9,476
Pool # CP4226, 6.50%, 6/20/2054	1,088	1,139
Pool # CZ1406, 6.50%, 6/20/2054	407	427
Pool # DA1016, 6.50%, 6/20/2054	442	464
Pool # DB7470, 6.50%, 6/20/2054	2,414	2,517
Pool # DB7473, 6.50%, 6/20/2054	2,925	3,052
Pool # DC6270, 6.50%, 6/20/2054	1,007	1,054
Pool # DE0617, 6.50%, 6/20/2054	5,723	5,965
Pool # DB7520, 6.00%, 7/20/2054	2,609	2,687
Pool # DC0348, 6.00%, 7/20/2054	22,866	23,480
Pool # DC6650, 6.00%, 7/20/2054	8,506	8,760
Pool # DC8318, 6.00%, 7/20/2054	299	308
Pool # DC8319, 6.00%, 7/20/2054	562	578
Pool # DA1123, 6.50%, 7/20/2054	1,550	1,616
Pool # DB7614, 6.50%, 7/20/2054	404	421
Pool # DC4806, 6.50%, 7/20/2054	2,415	2,521
Pool # DC4815, 6.50%, 7/20/2054	1,766	1,841
Pool # DC4824, 6.50%, 7/20/2054	2,492	2,597

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DC4836, 6.50%, 7/20/2054	1,178	1,230
Pool # DC7719, 6.50%, 7/20/2054	137	143
Pool # DD0244, 6.50%, 7/20/2054	827	865
Pool # DD0258, 6.50%, 7/20/2054	434	454
Pool # DD1474, 6.50%, 7/20/2054	6,048	6,305
Pool # DD6149, 6.50%, 7/20/2054	238	248
Pool # 787515, 6.00%, 8/20/2054	55,599	57,262
Pool # DE1862, 6.00%, 8/20/2054	4,840	4,984
Pool # 787524, 6.50%, 8/20/2054	25,316	26,548
Pool # 787526, 6.50%, 8/20/2054	29,045	30,323
Pool # 787527, 6.50%, 8/20/2054	25,580	26,773
Pool # 787528, 6.50%, 8/20/2054	32,358	33,761
Pool # DA1146, 6.50%, 8/20/2054	375	391
Pool # DA2943, 6.50%, 8/20/2054	1,321	1,378
Pool # DC5089, 6.50%, 8/20/2054	1,225	1,279
Pool # DC6802, 6.50%, 8/20/2054	3,415	3,553
Pool # DC8297, 6.50%, 8/20/2054	1,734	1,811
Pool # DD0605, 6.50%, 8/20/2054	422	441
Pool # DD7840, 6.50%, 8/20/2054	2,623	2,738
Pool # DD8028, 6.50%, 8/20/2054	472	494
Pool # DD8029, 6.50%, 8/20/2054	463	482
Pool # DD8031, 6.50%, 8/20/2054	360	376
Pool # DD8032, 6.50%, 8/20/2054	657	686
Pool # DD8033, 6.50%, 8/20/2054	598	625
Pool # DD9128, 6.50%, 8/20/2054	1,173	1,228
Pool # DE0930, 6.50%, 8/20/2054	410	429
Pool # DE0931, 6.50%, 8/20/2054	243	255
Pool # DE0933, 6.50%, 8/20/2054	333	348
Pool # DE1872, 6.50%, 8/20/2054	4,570	4,763
Pool # 787553, 6.00%, 9/20/2054	47,522	48,968
Pool # DD9114, 6.00%, 9/20/2054	933	961
Pool # DE0971, 6.00%, 9/20/2054	907	934
Pool # DE4370, 6.00%, 9/20/2054	2,605	2,683
Pool # DE4373, 6.00%, 9/20/2054	1,850	1,906
Pool # 787554, 6.50%, 9/20/2054	39,225	40,925
Pool # DE6368, 6.50%, 9/20/2054	3,320	3,455
Pool # 787593, 5.50%, 10/20/2054	5,727	5,829
Pool # 787595, 6.00%, 10/20/2054	8,283	8,546
Pool # 787596, 6.00%, 10/20/2054	20,801	21,512
Pool # DF5278, 6.00%, 10/20/2054	655	675
Pool # 787890, 6.00%, 11/20/2054	42,404	43,758
Pool # DG0986, 6.00%, 11/20/2054	565	585
Pool # DG1019, 6.00%, 11/20/2054	927	962
Pool # DG1038, 6.00%, 11/20/2054	628	652
Pool # DE0928, 6.00%, 12/20/2054	488	506
Pool # DF4458, 6.00%, 12/20/2054	748	775
Pool # DF4461, 6.00%, 12/20/2054	737	764
Pool # DF4477, 6.00%, 12/20/2054	2,076	2,153

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DF8291, 6.00%, 12/20/2054	9,943	10,241
Pool # DG1004, 6.00%, 12/20/2054	898	931
Pool # DG1015, 6.00%, 12/20/2054	853	881
Pool # DG1018, 6.00%, 12/20/2054	784	813
Pool # DG1027, 6.00%, 12/20/2054	2,254	2,338
Pool # DG8794, 6.00%, 12/20/2054	1,159	1,202
Pool # DG8812, 6.00%, 12/20/2054	484	502
Pool # DG8826, 6.00%, 12/20/2054	773	802
Pool # DG8827, 6.00%, 1/20/2055	2,152	2,232
Pool # DG8828, 6.00%, 1/20/2055	654	678
Pool # DG8829, 6.00%, 1/20/2055	1,080	1,120
Pool # DG8840, 6.00%, 1/20/2055	659	683
Pool # DG8841, 6.00%, 1/20/2055	2,185	2,266
Pool # DG8842, 6.00%, 1/20/2055	505	524
Pool # DG8843, 6.00%, 1/20/2055	733	760
Pool # DG8871, 6.00%, 1/20/2055	466	483
Pool # 787892, 5.50%, 2/20/2055	29,437	29,977
Pool # 787885, 6.00%, 3/20/2055	81,266	83,696
Pool # DH6350, 6.50%, 3/20/2055	2,376	2,487
Pool # 787935, 5.50%, 4/20/2055	16,038	16,313
Pool # 787936, 5.50%, 4/20/2055	50,890	51,947
Pool # DI0238, 6.00%, 4/20/2055	4,428	4,534
Pool # 787943, 6.50%, 5/20/2055	43,923	46,140
Pool # 788063, 6.00%, 7/20/2055	18,373	18,922
Pool # DK7461, 6.50%, 7/20/2055	19,373	20,129
Pool # MB0558, 6.50%, 8/20/2055	7,925	8,178
Pool # MB0624, 6.00%, 9/20/2055	331,645	338,924
Pool # MB0625, 6.50%, 9/20/2055	44,720	46,144
Pool # DN0795, 5.50%, 10/20/2055	11,112	11,304
Pool # 788204, 6.00%, 10/20/2055	18,979	19,561
Pool # DN5956, 6.00%, 10/20/2055	4,246	4,387
Pool # DN5961, 6.00%, 10/20/2055	4,361	4,496
Pool # DN5965, 6.00%, 10/20/2055	24,763	25,496
Pool # DN5970, 6.00%, 10/20/2055	37,233	38,245
Pool # DN5975, 6.00%, 10/20/2055	3,690	3,813
Pool # 788245, 6.50%, 10/20/2055	36,958	38,538
GNMA II, Other Pool # CX7724, 7.00%, 9/20/2063	93	96
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2055 (b)	1,489,390	1,504,102
TBA, 6.00%, 12/15/2055 (b)	892,640	909,779
TBA, 6.50%, 12/15/2055 (b)	357,920	368,951
TBA, 5.50%, 1/15/2056 (b)	67,530	68,136
TBA, 6.50%, 1/15/2056 (b)	314,520	323,697
Total Mortgage-Backed Securities (Cost $5,497,113)		5,522,681
Corporate Bonds — 22.9%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	3,085	3,090

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	1,180	1,216
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (c)	264	265
8.75%, 11/15/2030 (c)	4,795	5,177
7.25%, 7/1/2031 (c)	3,934	4,190
7.00%, 6/1/2032 (c)	2,202	2,320
6.75%, 6/15/2033 (c)	1,590	1,677
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	4,404	4,321
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	987	1,003
Goat Holdco LLC 6.75%, 2/1/2032 (c)	2,632	2,699
ICITII 6.00%, 1/31/2033 ‡ (c)	1,753	822
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	3,206	3,367
TransDigm, Inc.
6.38%, 3/1/2029 (c)	18,512	19,067
6.63%, 3/1/2032 (c)	6,682	6,945
6.25%, 1/31/2034 (c)	1,145	1,187
		57,346
Automobile Components — 0.7%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	1,815	1,862
8.25%, 4/15/2031 (c)	3,525	3,705
7.50%, 2/15/2033 (c)	2,935	3,039
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	3,943	3,936
5.88%, 6/1/2029 (c)	10,511	10,667
3.75%, 1/30/2031 (c)	10,277	9,584
5.88%, 12/1/2033 (c)	1,080	1,090
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	3,441	3,456
5.00%, 10/1/2029	9,870	9,460
Clarios Global LP
6.75%, 5/15/2028 (c)	1,570	1,611
6.75%, 2/15/2030 (c)	2,965	3,082
6.75%, 9/15/2032 (c)	5,071	5,216
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (c) (d)	4,609	4,831
5.63% (Cash), 5/15/2027 (c) (d)	969	951
Dana, Inc.
5.38%, 11/15/2027	3,195	3,201
5.63%, 6/15/2028	3,197	3,198
4.25%, 9/1/2030	1,969	1,939
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	4,565	3,843
Forvia SE (France) 6.75%, 9/15/2033 (c)	1,010	1,028
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	12,041	11,698
6.63%, 7/15/2030	1,397	1,420
5.25%, 4/30/2031	2,381	2,273

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 7/15/2031	2,785	2,631
Icahn Enterprises LP 6.25%, 5/15/2026	876	875
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (d)	5,418	5,646
8.00% (Cash), 11/15/2032 (c) (d)	820	854
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	4,661	4,528
		105,624
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (c)	1,000	986
Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	11,187	12,446
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	1,300	1,378
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	9,900	10,080
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	10,800	12,019
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (f) (g) (h)	29,605	29,936
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (e) (f) (g) (h)	8,540	9,002
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (h)	5,030	5,215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (c) (e) (f) (g) (h)	3,450	3,579
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (f) (g) (h)	83	83
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	7,630	7,689
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (f) (g) (h)	7,303	7,476
HSBC Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	13,562	12,865
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (h)	11,751	12,118
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	12,226	12,232
TC Ziraat Bankasi A/S (Turkey) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (e) (f) (g) (h)	7,620	7,668
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	5,795	6,091
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	11,821	11,766
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	17,893	18,743
		180,386
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (c)	6,365	6,402
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	6,077	5,941

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	2,780	2,551
SGUS LLC 11.00%, 12/15/2029 (c)	1,013	821
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (d)	8,615	8,205
9.75%, 10/1/2027 (c)	961	961
Wayfair LLC
7.25%, 10/31/2029 (c)	1,539	1,601
7.75%, 9/15/2030 (c)	3,938	4,197
		18,336
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (c)	4,038	3,838
6.38%, 6/15/2032 (c)	3,745	3,900
6.38%, 3/1/2034 (c)	2,580	2,683
6.75%, 5/15/2035 (c)	1,642	1,732
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	17,301	17,930
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	2,000	1,999
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	2,803	2,407
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	1,382	1,401
6.13%, 7/31/2032 (c)	2,074	2,126
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	6,600	6,809
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	3,605	3,683
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	2,035	1,922
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	9,110	9,460
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	8,110	8,608
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (c)	4,386	4,498
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	15,864	15,820
4.38%, 7/15/2030 (c)	7,794	7,557
		96,373
Capital Markets — 0.2%
Coinbase Global, Inc.
3.38%, 10/1/2028 (c)	1,440	1,362
3.63%, 10/1/2031 (c)	982	873
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	6,225	6,613
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	8,361	8,825
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (e) (f) (g) (h)	10,690	11,713
		29,386
Chemicals — 0.8%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	12,207	12,206
3.38%, 2/15/2029 (c)	7,025	6,785

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (i)	2,950	1,047
7.25%, 2/13/2033 (c)	1,302	464
Chemours Co. (The)
5.75%, 11/15/2028 (c)	7,871	7,639
4.63%, 11/15/2029 (c)	4,922	4,397
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	7,541	7,374
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,400	1,313
7.50%, 4/15/2029 (c)	8,420	7,557
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	2,005	1,705
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	16,860	16,922
8.50%, 11/15/2028 (c)	2,880	3,017
4.25%, 5/15/2029 (c)	2,995	2,901
9.00%, 2/15/2030 (c)	2,458	2,630
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	2,130	2,272
5.13%, 6/23/2051 (i)	2,500	2,066
7.50%, 5/2/2054 (c)	2,160	2,389
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,120
4.50%, 10/15/2029	12,902	12,633
4.00%, 4/1/2031	5,745	5,370
4.38%, 2/1/2032	1,400	1,309
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	2,987	3,003
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (c) (d)	9,580	1,557
WR Grace Holdings LLC
4.88%, 6/15/2027 (c)	7,879	7,807
5.63%, 8/15/2029 (c)	3,516	3,310
6.63%, 8/15/2032 (c)	4,129	4,099
		124,892
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	10,192	9,239
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,226	3,139
4.88%, 7/15/2032 (c)	5,796	5,618
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	5,639	5,536
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	7,081	7,085
Brink's Co. (The) 4.63%, 10/15/2027 (c)	3,460	3,449
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	6,139	5,945
4.88%, 7/1/2029 (c)	6,283	5,938
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	2,650	2,708
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,231
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	2,168	2,226

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
8.38%, 11/15/2032 (c)	1,923	1,971
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	5,313	5,209
4.75%, 6/15/2029 (c)	3,945	3,941
6.75%, 1/15/2031 (c)	8,785	9,223
Madison IAQ LLC
4.13%, 6/30/2028 (c)	11,731	11,508
5.88%, 6/30/2029 (c)	4,284	4,237
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	1,642	1,647
3.38%, 8/31/2027 (c)	8,934	8,722
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	3,066	3,152
Williams Scotsman, Inc. 6.63%, 4/15/2030 (c)	910	940
		106,664
Communications Equipment — 0.1%
CommScope LLC
8.25%, 3/1/2027 (c)	6,326	6,340
4.75%, 9/1/2029 (c)	5,432	5,422
		11,762
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (c)	3,352	3,445
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	2,516	2,047
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	3,830	3,779
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	1,150	1,154
Pike Corp. 8.63%, 1/31/2031 (c)	1,253	1,325
		11,750
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (c) (f) (g) (h)	1,439	1,490
Knife River Corp. 7.75%, 5/1/2031 (c)	3,250	3,418
		4,908
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	6,033	6,095
4.54%, 8/1/2026	5,460	5,452
4.27%, 1/9/2027	12,200	12,143
4.13%, 8/17/2027	5,500	5,444
6.80%, 11/7/2028	2,000	2,094
7.20%, 6/10/2030	2,816	3,024
5.73%, 9/5/2030	1,507	1,534
OneMain Finance Corp.
7.13%, 3/15/2026	2,392	2,407
3.88%, 9/15/2028	7,495	7,273
		45,466

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (c)	7,248	7,243
5.88%, 2/15/2028 (c)	11,897	11,915
3.50%, 3/15/2029 (c)	7,649	7,333
4.88%, 2/15/2030 (c)	3,022	2,999
5.50%, 3/31/2031 (c)	917	930
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	121
8.00%, 5/1/2031	870	945
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	7,352	7,352
4.25%, 8/1/2029 (c)	4,026	3,953
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (j)	7,843	—
8.00%, 11/15/2026 ‡ (j)	3,890	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (c) (h) (j)	1,226	—
Series B, 15.00%, 8/30/2031 ‡ (j)	1,671	—
Series A, 15.00%, 8/30/2031 ‡ (j)	3,552	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (j)	3,301	—
US Foods, Inc.
6.88%, 9/15/2028 (c)	1,538	1,591
4.75%, 2/15/2029 (c)	2,355	2,344
4.63%, 6/1/2030 (c)	2,368	2,337
		49,071
Containers & Packaging — 0.3%
Ardagh Group SA
9.50%, 12/1/2030 (c)	6,148	6,627
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (d)	6,380	5,752
Berry Global, Inc. 4.88%, 7/15/2026 (c)	5,576	5,577
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	6,432	6,490
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	16,019	15,445
9.25%, 4/15/2030 (c)	6,489	6,100
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	4,325	4,333
TriMas Corp. 4.13%, 4/15/2029 (c)	2,612	2,563
		52,887
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (c)	2,560	2,621
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	551
3.38%, 8/15/2030	11,396	10,679
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	3,113	3,281
		14,511

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 1.6%
Altice France SA (France)
9.50%, 11/1/2029 (c)	8,862	9,095
6.88%, 10/15/2030 (c)	2,695	2,656
6.50%, 10/15/2031 (c)	320	306
6.88%, 7/15/2032 (c)	5,622	5,480
CCO Holdings LLC
5.38%, 6/1/2029 (c)	8,694	8,609
6.38%, 9/1/2029 (c)	12,566	12,747
4.75%, 3/1/2030 (c)	56,876	54,173
4.50%, 8/15/2030 (c)	41,713	39,031
4.25%, 2/1/2031 (c)	25,807	23,774
7.38%, 3/1/2031 (c)	4,165	4,250
4.50%, 5/1/2032	6,490	5,847
Cipher Compute LLC 7.13%, 11/15/2030 (c)	1,995	2,027
Embarq LLC 8.00%, 6/1/2036	1,643	649
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (c)	3,705	3,628
7.72%, 6/4/2038 (c)	2,137	2,122
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	9,233	9,245
5.00%, 5/1/2028 (c)	9,797	9,831
GCI LLC 4.75%, 10/15/2028 (c)	7,571	7,337
Level 3 Financing, Inc.
4.50%, 4/1/2030 (c)	4,118	3,793
6.88%, 6/30/2033 (c)	5,615	5,718
7.00%, 3/31/2034 (c)	4,264	4,367
Lumen Technologies, Inc.
4.13%, 4/15/2029 (c)	2,014	1,991
4.13%, 4/15/2030 (c)	11,132	11,037
10.00%, 10/15/2032 (c)	1,064	1,072
Telecom Italia Capital SA 7.72%, 6/4/2038	1,033	1,144
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (c)	2,750	2,700
WULF Compute LLC 7.75%, 10/15/2030 (c)	8,075	8,349
		240,978
Electric Utilities — 0.8%
Axia Energia (Brazil) 6.50%, 1/11/2035 (c)	4,730	4,874
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	767	817
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	11,327	11,913
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (h)	7,570	7,560
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (i)	5,400	5,783
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (h)	12,107	12,120
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	8,210	8,621
6.38%, 5/15/2043 (i)	690	676
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (h)	4,802	4,984

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
5.75%, 1/15/2028	10,297	10,326
5.25%, 6/15/2029 (c)	1,304	1,309
3.63%, 2/15/2031 (c)	7,475	6,995
6.00%, 2/1/2033 (c)	4,163	4,251
5.75%, 1/15/2034 (c)	3,118	3,143
6.00%, 1/15/2036 (c)	3,109	3,157
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (c)	8,224	8,124
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	2,090	2,152
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	4,778	4,784
5.00%, 7/31/2027 (c)	14,211	14,257
4.38%, 5/1/2029 (c)	2,526	2,494
7.75%, 10/15/2031 (c)	2,350	2,496
6.88%, 4/15/2032 (c)	2,836	2,983
VoltaGrid LLC 7.38%, 11/1/2030 (c)	2,342	2,336
		126,155
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,161
Sensata Technologies BV 4.00%, 4/15/2029 (c)	6,493	6,340
		9,501
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	12,944	12,828
Sensata Technologies, Inc.
4.38%, 2/15/2030 (c)	5,814	5,664
3.75%, 2/15/2031 (c)	1,370	1,281
6.63%, 7/15/2032 (c)	5,970	6,241
		26,014
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	2,602	2,679
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	2,300	2,447
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (c)	2,297	2,229
Kodiak Gas Services LLC 6.50%, 10/1/2033 (c)	1,007	1,027
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (c)	975	981
Transocean International Ltd.
8.25%, 5/15/2029 (c)	2,855	2,904
8.75%, 2/15/2030 (c)	1,166	1,216
Vallourec SACA (France) 7.50%, 4/15/2032 (c)	1,800	1,916
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	2,215	2,407
		17,806
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	1,332	1,388
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	13,141	13,272
4.75%, 10/15/2027 (c)	16,997	16,968

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
3.75%, 1/15/2028 (c)	2,690	2,643
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	3,280	2,997
		37,268
Financial Services — 0.7%
Block, Inc.
5.63%, 8/15/2030 (c)	3,031	3,088
6.50%, 5/15/2032	14,752	15,417
6.00%, 8/15/2033 (c)	1,100	1,131
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	8,153	8,153
Class B, 0.00%, 8/17/2027 ‡	18,357	18,357
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	12,000	12,033
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	3,330	3,173
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	6,532	7,060
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	4,565	4,739
6.38%, 8/1/2033 (c)	2,433	2,548
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	1,305	1,284
3.63%, 3/1/2029 (c)	7,970	7,698
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	7,871	8,181
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	7,870	7,870
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	5,995	5,995
		106,727
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	3,900	4,395
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	2,875	2,789
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (i)	2,700	2,951
Post Holdings, Inc.
5.50%, 12/15/2029 (c)	908	908
4.63%, 4/15/2030 (c)	10,935	10,651
4.50%, 9/15/2031 (c)	1,620	1,528
6.25%, 2/15/2032 (c)	8,069	8,332
		31,554
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	2,433	2,526
9.50%, 6/1/2030 (c)	1,915	2,029
		4,555
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	2,476	2,472
4.75%, 4/1/2028 (c)	17,820	17,379
8.00%, 2/15/2031 (c)	2,125	2,170
8.38%, 6/15/2032 (c)	2,973	3,061

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	12,085	12,335
8.63%, 5/15/2032 (c)	945	972
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	2,655	2,593
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	400	411
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	1,905	1,855
12.63%, 7/15/2029 (c)	8,351	8,343
5.00%, 12/1/2029 (c)	13,191	9,079
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	185	12
5.50%, 10/15/2024 ‡ (j)	5,875	308
7.13%, 8/1/2026 ‡ (i) (j)	2,755	468
6.00%, 1/15/2028 ‡ (j)	1,450	232
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	2,650	2,617
Transnet (South Africa) 8.25%, 2/6/2028 (i)	3,000	3,180
XPO, Inc. 6.25%, 6/1/2028 (c)	3,375	3,444
		70,931
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	15,944	15,793
Hologic, Inc. 3.25%, 2/15/2029 (c)	5,650	5,582
Medline Borrower LP
3.88%, 4/1/2029 (c)	13,138	12,754
6.25%, 4/1/2029 (c)	4,451	4,604
5.25%, 10/1/2029 (c)	10,017	10,040
		48,773
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	2,500	2,477
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	6,901	6,900
5.25%, 5/15/2030 (c)	3,375	3,188
4.75%, 2/15/2031 (c)	4,480	4,008
10.88%, 1/15/2032 (c)	2,573	2,779
DaVita, Inc.
4.63%, 6/1/2030 (c)	2,070	2,008
3.75%, 2/15/2031 (c)	9,477	8,788
Encompass Health Corp.
4.50%, 2/1/2028	5,999	5,988
4.75%, 2/1/2030	4,109	4,094
4.63%, 4/1/2031	5,947	5,864
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	2,127	2,241
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	2,404	2,456
Owens & Minor, Inc. 4.50%, 3/31/2029 (c)	7,764	5,491
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	6,958	7,228
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,349	28,352

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.63%, 6/15/2028	5,745	5,747
6.13%, 6/15/2030	5,019	5,130
6.75%, 5/15/2031	6,076	6,331
		109,070
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	2,703	2,701
5.00%, 5/15/2027 (c)	12,293	12,279
6.25%, 6/1/2032 (c)	10,151	10,618
		25,598
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	17,206	17,166
7.25%, 7/15/2028 (c)	1,930	1,991
4.50%, 2/15/2029 (c)	1,135	1,120
6.50%, 4/1/2032 (c)	3,515	3,643
6.50%, 6/15/2033 (c)	1,057	1,098
		25,018
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,410	1,393
4.00%, 10/15/2030 (c)	4,870	4,641
Acushnet Co. 5.63%, 12/1/2033 (c)	598	603
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	4,913	4,835
Brightstar Lottery plc 6.25%, 1/15/2027 (c)	3,480	3,511
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (c)	3,358	3,178
7.00%, 2/15/2030 (c)	7,615	7,883
6.50%, 2/15/2032 (c)	9,738	9,905
Carnival Corp.
5.75%, 8/1/2032 (c)	8,862	9,085
6.13%, 2/15/2033 (c)	11,848	12,204
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	2,001	2,016
6.75%, 5/1/2031 (c)	1,225	1,263
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	6,900	6,920
3.75%, 5/1/2029 (c)	6,599	6,402
5.88%, 3/15/2033 (c)	8,412	8,674
5.75%, 9/15/2033 (c)	6,896	7,068
MGM Resorts International
4.63%, 9/1/2026	4,489	4,483
5.50%, 4/15/2027	2,800	2,820
6.13%, 9/15/2029	3,514	3,592
6.50%, 4/15/2032	1,895	1,945
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (c)	500	480

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	2,069	2,042
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	5,349	5,467
6.25%, 3/15/2032 (c)	10,377	10,738
6.00%, 2/1/2033 (c)	3,651	3,759
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (c)	12,917	12,752
5.25%, 7/15/2029	4,725	4,383
6.63%, 5/1/2032 (c)	4,769	4,757
Station Casinos LLC 4.50%, 2/15/2028 (c)	5,605	5,544
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	6,952	7,227
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	5,229	5,314
Wynn Las Vegas LLC 5.25%, 5/15/2027 (c)	695	698
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	19,570	19,668
6.25%, 3/15/2033 (c)	2,632	2,691
		187,941
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	5,232	3,541
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	2,575	2,680
6.38%, 5/15/2030	5,077	4,879
6.63%, 5/15/2032	3,666	3,452
7.37%, 4/1/2036 (k)	3,780	3,509
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	13,625	13,267
TopBuild Corp. 5.63%, 1/31/2034 (c)	1,987	2,014
		33,342
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,876
4.13%, 10/15/2030	4,475	4,289
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	11,118	10,980
4.38%, 3/31/2029 (c)	1,817	1,729
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	783	638
		26,512
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (c)	1,105	1,097
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	2,524	2,642
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	4,754	5,090
Talen Energy Supply LLC 6.25%, 2/1/2034 (c)	9,473	9,652
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	3,440	3,542
		22,023
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	2,319	2,389

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	1,350	1,354
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	5,273	4,865
9.00%, 2/1/2031 (c)	5,420	4,905
		11,124
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (c)	3,975	4,146
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	8,982	9,358
Enpro, Inc. 6.13%, 6/1/2033 (c)	1,206	1,246
Esab Corp. 6.25%, 4/15/2029 (c)	2,590	2,668
Terex Corp.
5.00%, 5/15/2029 (c)	4,320	4,292
6.25%, 10/15/2032 (c)	2,566	2,620
		20,184
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (c)	3,229	3,173
6.75%, 6/1/2034 (i)	2,197	2,159
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	3,363	3,519
		8,851
Media — 2.0%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	8,254	8,256
7.13%, 2/15/2031 (c)	11,141	11,596
7.50%, 3/15/2033 (c)	4,961	5,214
CSC Holdings LLC
5.38%, 2/1/2028 (c)	3,100	2,247
6.50%, 2/1/2029 (c)	14,326	8,997
5.75%, 1/15/2030 (c)	4,770	1,762
Directv Financing LLC 5.88%, 8/15/2027 (c)	8,352	8,355
DISH DBS Corp.
7.75%, 7/1/2026	19,231	18,827
5.25%, 12/1/2026 (c)	12,175	11,894
DISH Network Corp. 11.75%, 11/15/2027 (c)	19,297	20,150
EchoStar Corp.
10.75%, 11/30/2029	9,910	10,926
6.75% (PIK), 11/30/2030 (d)	4,807	4,992
Gray Media, Inc.
10.50%, 7/15/2029 (c)	13,176	14,200
4.75%, 10/15/2030 (c)	6,940	5,355
5.38%, 11/15/2031 (c)	6,403	4,815
7.25%, 8/15/2033 (c)	5,177	5,186
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	8,810	8,152

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
10.88%, 5/1/2030 (c)	3,338	2,747
7.75%, 8/15/2030 (c)	6,243	5,330
Lamar Media Corp. 4.88%, 1/15/2029	6,696	6,682
Midcontinent Communications 8.00%, 8/15/2032 (c)	2,745	2,769
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	15,538	15,550
4.75%, 11/1/2028 (c)	10,206	10,121
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	5,043	5,036
4.25%, 1/15/2029 (c)	4,725	4,591
7.38%, 2/15/2031 (c)	1,285	1,362
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (h)	524	510
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	3,265	3,039
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	6,947	7,237
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	7,925	7,927
4.00%, 7/15/2028 (c)	14,935	14,559
5.50%, 7/1/2029 (c)	18,709	18,805
Stagwell Global LLC 5.63%, 8/15/2029 (c)	7,210	7,006
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (c)	3,485	3,330
TEGNA, Inc. 5.00%, 9/15/2029	9,197	9,112
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (c)	2,400	2,376
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	12,869	13,281
7.38%, 6/30/2030 (c)	1,610	1,633
9.38%, 8/1/2032 (c)	1,873	1,988
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	1,738	1,579
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (c)	2,750	2,606
		300,100
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	5,909	6,261
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,726	1,775
6.38%, 9/15/2032 (c)	1,966	2,047
Big River Steel LLC 6.63%, 1/31/2029 (c)	2,951	2,957
Cleveland-Cliffs, Inc.
4.88%, 3/1/2031 (c)	3,725	3,535
7.50%, 9/15/2031 (c)	1,912	2,000
7.00%, 3/15/2032 (c)	1,562	1,601
7.63%, 1/15/2034 (c)	3,187	3,307
Commercial Metals Co. 5.75%, 11/15/2033 (c)	1,914	1,957
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,295	1,348
Constellium SE 6.38%, 8/15/2032 (c)	1,500	1,546
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	3,100	2,759
Novelis Corp.
4.75%, 1/30/2030 (c)	7,440	7,154
6.88%, 1/30/2030 (c)	906	939

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
3.88%, 8/15/2031 (c)	2,860	2,609
6.38%, 8/15/2033 (c)	3,219	3,248
		45,043
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,844
Series QIB, 4.50%, 9/1/2026 (c)	14,500	14,238
Series QIB, 4.50%, 3/15/2027 (c)	20,000	19,310
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (c) (k)	11,000	10,752
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (c)	20,000	19,490
Series QIB, 9.38%, 3/1/2028 (c)	17,000	17,240
		95,874
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (f) (g) (h)	5,240	5,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (h)	15,875	16,062
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (i)	2,800	2,646
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (h)	4,127	4,204
		28,088
Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (c)	3,974	3,577
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,804	4,810
5.38%, 6/15/2029 (c)	9,269	9,300
5.75%, 10/15/2033 (c)	2,047	2,057
Antero Resources Corp. 7.63%, 2/1/2029 (c)	4,344	4,414
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	3,655	3,739
6.63%, 7/15/2033 (c)	2,200	2,242
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (i)	2,300	2,314
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	2,200	2,283
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (c)	8,090	8,533
7.38%, 3/15/2032 (c)	2,360	2,398
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	2,020	2,107
7.25%, 7/15/2032 (c)	1,635	1,738
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,100
4.50%, 3/1/2028 (c)	7,712	7,671
6.75%, 2/1/2030 (c)	4,328	4,533
Chord Energy Corp.
6.00%, 10/1/2030 (c)	3,866	3,898
6.75%, 3/15/2033 (c)	3,166	3,268

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
8.38%, 7/1/2028 (c)	5,035	5,193
8.63%, 11/1/2030 (c)	7,463	7,818
8.75%, 7/1/2031 (c)	5,302	5,521
9.63%, 6/15/2033 (c)	1,510	1,628
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	5,590	5,821
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	12,786	12,825
5.88%, 1/15/2030 (c)	5,530	5,373
Crescent Energy Finance LLC
9.25%, 2/15/2028 (c)	9,041	9,349
7.38%, 1/15/2033 (c)	2,395	2,269
8.38%, 1/15/2034 (c)	2,136	2,107
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	28,000	27,438
DT Midstream, Inc.
4.13%, 6/15/2029 (c)	4,149	4,073
4.38%, 6/15/2031 (c)	5,485	5,365
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,666
8.88%, 1/13/2033	2,525	2,699
8.38%, 1/19/2036	974	997
5.88%, 5/28/2045	3,645	2,754
Energy Transfer LP
5.35%, 5/15/2045	740	680
5.30%, 4/15/2047	430	388
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (h)	7,633	7,525
Expand Energy Corp.
6.75%, 4/15/2029 (c)	15,892	16,008
5.38%, 3/15/2030	5,996	6,080
4.75%, 2/1/2032	1,124	1,112
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	2,753	2,842
8.63%, 6/25/2033 (c)	2,510	2,564
Genesis Energy LP
7.75%, 2/1/2028	2,975	2,995
8.25%, 1/15/2029	1,127	1,177
7.88%, 5/15/2032	1,622	1,673
8.00%, 5/15/2033	1,081	1,115
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (i)	1,400	1,414
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,459	3,571
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	1,106	1,125
5.13%, 6/15/2028 (c)	4,185	4,186
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	2,880	2,710
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	1,545	1,631
6.63%, 1/15/2034 (c)	1,928	1,976

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	8,584	8,652
Matador Resources Co. 6.25%, 4/15/2033 (c)	7,343	7,333
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	2,086	2,085
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,468	2,539
8.38%, 2/15/2032 (c)	3,146	3,261
NuStar Logistics LP
5.63%, 4/28/2027	6,497	6,563
6.38%, 10/1/2030	2,404	2,518
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	2,365	2,373
9.88%, 7/15/2031 (c)	9,292	10,012
6.25%, 2/1/2033 (c)	2,853	2,924
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	11,251	10,854
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (c)	3,110	2,194
Petroleos Mexicanos (Mexico)
5.95%, 1/28/2031	14,950	14,413
6.70%, 2/16/2032	11,900	11,791
10.00%, 2/7/2033	10,105	11,662
6.38%, 1/23/2045	5,548	4,402
7.69%, 1/23/2050	28,350	25,280
6.95%, 1/28/2060	10,150	8,199
Range Resources Corp.
8.25%, 1/15/2029	9,100	9,282
4.75%, 2/15/2030 (c)	1,175	1,159
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (c)	2,338	2,453
SM Energy Co.
6.75%, 9/15/2026	2,864	2,867
6.63%, 1/15/2027	8,580	8,590
6.75%, 8/1/2029 (c)	2,906	2,902
7.00%, 8/1/2032 (c)	2,485	2,431
Sunoco LP
6.00%, 4/15/2027	1,385	1,387
7.00%, 5/1/2029 (c)	1,685	1,754
4.50%, 5/15/2029	4,149	4,066
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,629	2,628
6.00%, 12/31/2030 (c)	5,505	5,487
6.00%, 9/1/2031 (c)	2,660	2,629
6.75%, 3/15/2034 (c)	3,452	3,456
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (h)	4,594	4,554
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (h)	9,194	9,052
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	2,500	2,367
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	2,570	2,355
3.88%, 11/1/2033 (c)	4,665	4,084

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	7,788	7,977
9.50%, 2/1/2029 (c)	2,335	2,463
7.00%, 1/15/2030 (c)	1,980	1,942
9.88%, 2/1/2032 (c)	13,685	14,248
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (c)	8,304	8,589
6.75%, 1/15/2036 (c)	3,073	3,221
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	2,078
7.88%, 4/15/2032 (c)	2,129	2,063
		489,789
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (c)	4,713	4,722
5.75%, 4/20/2029 (c)	10,076	10,194
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	7,488	7,396
United Airlines, Inc. 4.38%, 4/15/2026 (c)	8,142	8,132
		30,444
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	15,655	15,622
4.13%, 4/1/2029 (c)	3,453	3,254
Prestige Brands, Inc.
5.13%, 1/15/2028 (c)	4,873	4,869
3.75%, 4/1/2031 (c)	3,455	3,219
		26,964
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	8,833	9,132
Bausch Health Cos., Inc. 5.00%, 2/15/2029 (c)	9,902	7,873
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (c)	1,015	997
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	6,647	6,967
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (c)	1,376	1,431
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (j)	700	—
GCB Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Organon & Co.
4.13%, 4/30/2028 (c)	12,042	11,736
5.13%, 4/30/2031 (c)	11,300	9,463
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	7,330	—
		47,599
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,581	1,575
Triad Resources LLC 0.00%, 4/1/2052 ‡	14,952	14,952
		16,527

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	2,557	2,459
5.25%, 4/15/2030 (c)	815	760
9.75%, 4/15/2030 (c)	2,835	3,080
		6,299
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	3,033	3,088
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	1,391	1,488
Entegris, Inc.
4.38%, 4/15/2028 (c)	3,663	3,627
4.75%, 4/15/2029 (c)	9,695	9,676
3.63%, 5/1/2029 (c)	921	879
5.95%, 6/15/2030 (c)	5,865	6,004
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	5,593	5,755
6.63%, 7/24/2033 (c)	2,650	2,756
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	10,381	10,120
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	4,607	4,728
6.25%, 8/15/2033 (c)	3,411	3,535
		51,656
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	5,015	4,981
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	2,019	2,075
NCR Voyix Corp.
5.00%, 10/1/2028 (c)	6,224	6,178
5.13%, 4/15/2029 (c)	1,331	1,319
RingCentral, Inc. 8.50%, 8/15/2030 (c)	3,625	3,857
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	19,073	19,070
6.50%, 6/1/2032 (c)	1,455	1,514
		38,994
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (c)	3,027	3,022
5.00%, 7/15/2028 (c)	4,037	4,016
5.25%, 7/15/2030 (c)	2,955	2,929
6.25%, 1/15/2033 (c)	489	500
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	3,461	3,531
6.25%, 9/15/2032 (c)	1,638	1,657
		15,655
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,260	5,234

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
4.63%, 11/15/2029 (c)	1,498	1,469
4.75%, 3/1/2030	3,711	3,643
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,829	3,895
6.75%, 7/1/2036	4,560	4,511
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	1,155	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,460	2,334
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	10,392	10,012
5.50%, 10/1/2030 (c)	1,243	1,249
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	6,198
PetSmart LLC 7.50%, 9/15/2032 (c)	6,478	6,528
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	2,375	823
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	11,552	11,295
Staples, Inc.
10.75%, 9/1/2029 (c)	11,205	11,013
12.75%, 1/15/2030 (c)	2,895	2,282
		70,486
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	2,569	2,728
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	4,380	4,273
3.13%, 7/15/2029 (c)	5,160	4,479
8.25%, 12/15/2029 (c)	3,545	3,766
8.50%, 7/15/2031 (c)	767	817
Xerox Corp.
10.25%, 10/15/2030 (c)	1,775	1,820
13.50%, 4/15/2031 (c)	1,690	1,562
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	4,240	1,803
8.88%, 11/30/2029 (c)	3,105	1,139
		22,387
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,356
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc.
5.50%, 7/15/2027 (c)	10,223	10,222
7.00%, 6/15/2030 (c)	1,988	2,087
Imola Merger Corp. 4.75%, 5/15/2029 (c)	21,143	20,884
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	4,955	5,174
United Rentals North America, Inc.
4.88%, 1/15/2028	10,050	10,049
5.38%, 11/15/2033 (c)	1,644	1,648
6.13%, 3/15/2034 (c)	3,245	3,389
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	6,396	6,492

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.38%, 3/15/2029 (c)	5,474	5,655
6.63%, 3/15/2032 (c)	3,225	3,383
6.38%, 3/15/2033 (c)	1,701	1,779
		70,762
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (i)	1,081	1,103
Wireless Telecommunication Services — 0.2%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	2,261	2,153
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	2,105	2,235
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	5,820	5,942
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,777	5,904
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (i)	3,240	3,224
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (c)	110	84
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,459
		23,001
Total Corporate Bonds (Cost $3,484,227)		3,503,899
Commercial Mortgage-Backed Securities — 22.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (c)	600	539
Acrc 5.25%, 11/15/2026 ‡ (c)	21,000	20,580
Areit Frn 8.48%, 10/17/2026 ‡ (c)	29,000	28,756
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	8,795	7,088
Series 2019-BN16, Class F, 3.83%, 2/15/2052 (a) (c)	3,000	1,390
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (c)	2,800	2,391
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (c)	2,500	2,005
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (c)	8,600	5,851
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,841	1,602
Series 2019-BN23, Class XA, IO, 0.80%, 12/15/2052 (a)	38,119	872
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (c)	5,000	3,859
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (c)	3,500	2,612
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (c)	5,231	4,106
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (c)	4,145	3,030
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (c)	2,149	1,489
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (c)	1,000	870
Series 2017-BNK5, Class C, 4.35%, 6/15/2060 (a)	2,050	1,951
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	3,195	2,722
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (a)	132,263	319
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (c)	3,000	2,303
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,000	556
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (c)	1,500	1,286
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (c)	1,250	992
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (c)	2,000	1,496
Series 2019-BN19, Class C, 4.17%, 8/15/2061 (a)	2,500	1,831
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	2,000	1,553
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (c)	2,150	1,196

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (a)	48,439	1,270
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	6,721	3,946
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (c)	8,600	4,533
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (a)	97,781	2,223
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (c)	4,250	3,455
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	7,380	5,857
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (c)	4,250	3,073
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	3,250	2,393
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	5,520	3,688
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,569
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (c)	3,700	2,787
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (c)	3,850	2,634
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (a)	40,000	1,221
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (c)	5,300	3,679
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	26,446	27,477
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,620	20,436
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	7,032
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (c)	8,451	5,339
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.59%, 3/15/2037 (a) (c)	6,000	4,922
Series 2017-C1, Class D, 3.71%, 2/15/2050 (a) (c)	1,000	672
Series 2021-C11, Class XB, IO, 1.07%, 9/15/2054 (a)	30,040	1,494
Series 2021-C11, Class XA, IO, 1.45%, 9/15/2054 (a)	154,972	8,086
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	7,100	8,025
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	15,110	16,056
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	2,000	1,151
Series 2018-B1, Class C, 4.34%, 1/15/2051 (a)	5,140	4,250
Series 2018-B2, Class XA, IO, 0.57%, 2/15/2051 (a)	32,114	222
Series 2018-B8, Class D, 3.00%, 1/15/2052 (c)	3,050	2,246
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	2,000	1,345
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (c)	6,000	2,564
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	1,900	1,013
Series 2020-B16, Class E, 2.50%, 2/15/2053 (c)	7,250	4,910
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,315
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	27,131	28,719
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	278	291
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,311
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	16,153
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	3,000	1,014
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	9,150	5,160
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.81%, 8/15/2042 (a) (c)	21,450	21,490
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	28,900	30,680
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (c)	10,499	9,137
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (c)	5,000	4,245

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.59%, 2/17/2055 (a)	78,502	1,713
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,910
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	39,786	41,723
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (a)	27,530	29,490
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,800
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,246
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	24,700	26,309
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (a)	80,033	5,025
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,467
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,529
Series 2024-C10, Class XA, IO, 0.81%, 11/15/2057 (a)	385,302	18,946
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (a) (c)	91,963	3,020
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	7,000	7,288
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	1,550	1,598
Series 2025-5C11, Class XA, IO, 1.33%, 7/15/2058 (a)	48,250	2,230
BX
Series 2021-MFM1, Class E, 6.32%, 1/15/2034 (a) (c)	2,275	2,274
Series 2021-MFM1, Class F, 7.07%, 1/15/2034 (a) (c)	1,400	1,399
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.40%, 2/15/2039 (a) (c)	7,943	7,943
Series 2024-MF, Class B, 5.65%, 2/15/2039 (a) (c)	3,223	3,223
BX Mortgage Trust
Series 2025-BIO3, Class C, 7.19%, 2/10/2042 (a) (c)	15,700	16,216
Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (a) (c)	7,900	8,059
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	2,300	1,626
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (c)	8,200	8,084
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (c)	20,000	19,667
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (c)	6,700	6,565
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (c)	2,500	2,444
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (c)	6,970	5,482
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (c)	8,000	6,416
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (c)	14,000	10,519
Series 2021-FRR1, Class BK58, 2.39%, 9/29/2029 (a) (c)	11,000	10,585
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (a)	3,000	1,657
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (c)	642	33
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	3,550	3,061
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	266	244
Series 2017-CD6, Class C, 4.41%, 11/13/2050 (a)	914	864
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (c)	1,629	1,352
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (a)	2,700	2,523
Series 2019-CD8, Class XB, IO, 0.84%, 8/15/2057 (a) (c)	78,512	1,795
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	1,910	1,100
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.30%, 11/10/2049 (a)	800	728
Series 2016-C6, Class D, 4.30%, 11/10/2049 (a) (c)	1,900	1,594

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	4,359	3,785
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (c)	809	559
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (c)	3,750	2,006
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	8,955	6,170
Series 2015-GC31, Class D, 3.81%, 6/10/2048 (a)	3,800	260
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	288	279
Series 2016-GC36, Class C, 4.81%, 2/10/2049 (a)	1,000	860
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,200	1,114
Series 2016-P4, Class C, 4.09%, 7/10/2049 (a)	3,624	3,291
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (c)	1,500	1,413
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500	1,189
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	2,000	1,426
Series 2017-C4, Class D, 3.00%, 10/12/2050 (c)	5,452	4,761
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (c)	9,287	5,567
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,409
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,445
Series 2015-GC33, Class E, 4.48%, 9/10/2058 (a) (c)	4,330	2,098
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (c)	6,923	7,018
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	5,484	5,603
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	5,976	6,134
Series 2018-COR3, Class B, 4.67%, 5/10/2051 (a)	2,000	1,711
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.63%, 2/10/2047 (a)	1,000	960
Series 2014-UBS2, Class D, 4.84%, 3/10/2047 (a) (c)	1,287	566
Series 2014-LC15, Class D, 4.92%, 4/10/2047 (a) (c)	1,074	1,054
Series 2014-CR19, Class E, 4.07%, 8/10/2047 (a) (c)	3,323	3,149
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	4,760	3,125
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (c)	1,822	1,776
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	3,700	2,701
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	3,000	2,708
Series 2015-CR22, Class D, 3.82%, 3/10/2048 (a) (c)	4,173	3,309
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (c)	3,000	1,932
Series 2015-LC21, Class D, 4.42%, 7/10/2048 (a)	4,200	3,751
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (a)	1,458	1,341
Series 2015-CR25, Class D, 3.64%, 8/10/2048 (a)	858	828
Series 2015-CR27, Class D, 3.69%, 10/10/2048 (a) (c)	2,072	1,799
Series 2015-LC23, Class D, 3.85%, 10/10/2048 (a) (c)	2,000	1,715
Series 2015-LC23, Class E, 3.85%, 10/10/2048 (a) (c)	3,500	2,835
Series 2016-CR28, Class E, 4.23%, 2/10/2049 (a) (c)	3,587	2,856
Series 2016-DC2, Class C, 4.83%, 2/10/2049 (a)	2,500	2,479
Series 2016-COR1, Class XB, IO, 0.56%, 10/10/2049 (a) (c)	27,554	42
Series 2016-COR1, Class C, 4.46%, 10/10/2049 (a)	1,000	843
Series 2013-CR11, Class D, 4.62%, 8/10/2050 (a) (c)	2,630	2,547
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (a) (c)	3,250	1,302
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (c)	8,493	5,728

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.71%, 11/15/2048 (a) (c)	2,750	2,605
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (a)	7,000	6,743
Series 2018-CX11, Class C, 4.94%, 4/15/2051 (a)	6,734	6,353
Series 2018-C14, Class C, 5.04%, 11/15/2051 (a)	3,610	3,305
Series 2019-C16, Class XA, IO, 1.69%, 6/15/2052 (a)	71,077	3,079
Series 2019-C17, Class D, 2.50%, 9/15/2052 (c)	5,500	2,965
Series 2019-C18, Class XB, IO, 0.23%, 12/15/2052 (a)	61,932	392
Series 2019-C18, Class XA, IO, 1.12%, 12/15/2052 (a)	44,987	1,396
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	4,450	2,589
Series 2021-C20, Class E, 2.25%, 3/15/2054 (c)	5,659	3,732
Series 2015-C2, Class C, 4.18%, 6/15/2057 (a)	3,080	2,764
Series 2015-C2, Class B, 4.21%, 6/15/2057 (a)	2,840	2,734
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	12,636	10,479
DBGS Mortgage Trust Series 2018-C1, Class D, 3.03%, 10/15/2051 (a) (c)	1,000	723
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.61%, 8/10/2049 (a) (c)	2,950	1,900
Series 2016-C3, Class E, 4.36%, 8/10/2049 (a) (c)	1,250	530
Series 2017-C6, Class D, 3.35%, 6/10/2050 (a) (c)	1,800	1,468
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (c)	12,915	12,982
FHLMC Series 2025-MN11, Class M1, 5.72%, 7/25/2045 (a) (c)	6,160	6,154
FHLMC MSCR Trust
Series 2021-MN2, Class M2, 7.42%, 7/25/2041 (a) (c)	12,299	12,388
Series 2021-MN2, Class B1, 9.57%, 7/25/2041 (a) (c)	2,000	2,000
Series 2023-MN7, Class M1, 7.67%, 9/25/2043 (a) (c)	3,423	3,484
Series 2023-MN7, Class M2, 9.77%, 9/25/2043 (a) (c)	10,000	10,775
Series 2023-MN7, Class B1, 12.92%, 9/25/2043 (a) (c)	11,000	12,525
Series 2024-MN8, Class M1, 6.92%, 5/25/2044 (a) (c)	4,205	4,267
Series 2024-MN8, Class M2, 8.32%, 5/25/2044 (a) (c)	12,025	12,550
Series 2024-MN8, Class B1, 11.42%, 5/25/2044 (a) (c)	8,300	9,699
Series 2024-MN9, Class M1, 6.49%, 10/25/2044 (a) (c)	2,015	2,038
Series 2024-MN9, Class M2, 7.29%, 10/25/2044 (a) (c)	8,900	9,021
Series 2024-MN9, Class B1, 10.04%, 10/25/2044 (a) (c)	2,000	2,111
Series 2025-MN10, Class M1, 6.25%, 2/25/2045 (a) (c)	11,343	11,252
Series 2025-MN10, Class M2, 7.05%, 2/25/2045 (a) (c)	6,900	6,900
Series 2025-MN10, Class B1, 9.15%, 2/25/2045 (a) (c)	820	838
Series 2025-MN11, Class B1, 8.47%, 7/25/2045 (a) (c)	6,300	6,395
Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (c)	280	280
Series 2021-MN1, Class M2, 7.82%, 1/25/2051 (a) (c)	14,640	15,119
Series 2021-MN1, Class B1, 11.82%, 1/25/2051 (a) (c)	2,100	2,308
Series 2021-MN3, Class M2, 8.07%, 11/25/2051 (a) (c)	18,800	19,475
Series 2021-MN3, Class B1, 10.92%, 11/25/2051 (a) (c)	3,500	3,709
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	54,592	5,843
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (a)	14,943	441
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,059
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	31,381	4,139
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	40,000	2,606

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (a)	186,283	38,142
Series 2021-P011, Class X1, IO, 1.75%, 9/25/2045 (a)	9,457	1,021
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.57%, 5/25/2052 (a) (c)	2,000	2,257
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K053, Class X1, IO, 1.11%, 12/25/2025 (a)	10,398	1
Series K734, Class X3, IO, 2.18%, 7/25/2026 (a)	30,250	190
Series KC04, Class X1, IO, 1.26%, 12/25/2026 (a)	28,872	273
Series K064, Class X3, IO, 2.22%, 5/25/2027 (a)	18,830	532
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (a)	141,778	1,390
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	112,392	1,199
Series K742, Class X1, IO, 0.77%, 3/25/2028 (a)	28,436	266
Series K742, Class X3, IO, 2.59%, 4/25/2028 (a)	16,000	915
Series K743, Class X1, IO, 0.91%, 5/25/2028 (a)	3,912	78
Series K075, Class X3, IO, 2.13%, 5/25/2028 (a)	5,471	235
Series K080, Class X1, IO, 0.26%, 7/25/2028 (a)	137,323	502
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	19,450	1,157
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	8,827	150
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	100,000	843
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (a)	139,542	2,706
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (a)	9,000	377
Series K528, Class X1, IO, 1.01%, 7/25/2029 (a)	67,000	1,875
Series KG02, Class X1, IO, 1.14%, 8/25/2029 (a)	23,631	674
Series K100, Class X1, IO, 0.77%, 9/25/2029 (a)	228,090	4,813
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	81,000	5,375
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	147,080	10,630
Series K104, Class X1, IO, 1.11%, 1/25/2030 (a)	6,618	253
Series K105, Class X1, IO, 1.52%, 1/25/2030 (a)	64,051	3,400
Series K107, Class X1, IO, 1.59%, 1/25/2030 (a)	87,305	4,853
Series K537, Class X1, IO, 0.10%, 2/25/2030 (a)	296,450	1,788
Series K109, Class X1, IO, 1.57%, 4/25/2030 (a)	38,868	2,193
Series K117, Class X1, IO, 1.22%, 8/25/2030 (a)	86,776	4,084
Series K119, Class X1, IO, 0.92%, 9/25/2030 (a)	34,272	1,255
Series K122, Class X1, IO, 0.87%, 11/25/2030 (a)	36,782	1,314
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	65,268	1,980
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	12,529	393
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (a)	17,689	752
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	95,019	2,098
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	26,500	3,822
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	29,799	1,405
Series K131, Class X1, IO, 0.73%, 7/25/2031 (a)	18,849	658
Series K131, Class X3, IO, 2.95%, 9/25/2031 (a)	19,369	2,704
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	56,032	1,430
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	98,685	1,665
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	169,862	2,821
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	24,935	518
Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	21,985	647
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	10,892	268
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	8,038	2,661

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KX04, Class XFX, IO, 1.55%, 1/25/2034 (a)	60,238	2,001
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (a)	48,997	1,895
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	7,134	1,518
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (a)	19,694	1,938
Series Q012, Class X, IO, 3.98%, 9/25/2035 (a)	26,399	3,960
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	14,536	864
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (a)	17,792	1,352
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (a)	200	43
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (a)	12,475	2,454
Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (a)	6,000	1,539
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	2,500	624
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (a)	10,834	2,795
Series K067, Class X3, IO, 2.19%, 9/25/2044 (a)	91,000	3,173
Series K070, Class X3, IO, 2.11%, 12/25/2044 (a)	42,245	1,620
Series K724, Class X3, IO, 3.82%, 12/25/2044 (a)	95	—
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	13,000	408
Series K066, Class X3, IO, 2.24%, 8/25/2045 (a)	25,000	848
Series K072, Class X3, IO, 2.21%, 12/25/2045 (a)	20,640	876
Series K087, Class X3, IO, 2.35%, 1/25/2046 (a)	87,707	5,438
Series K089, Class X3, IO, 2.38%, 1/25/2046 (a)	132,506	8,950
Series K091, Class X3, IO, 2.28%, 4/25/2046 (a)	81,933	5,965
Series K078, Class X3, IO, 2.29%, 6/25/2046 (a)	2,680	134
Series K079, Class X3, IO, 2.25%, 7/25/2046 (a)	9,000	457
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	93,876	6,279
Series K081, Class X3, IO, 2.23%, 9/25/2046 (a)	29,425	1,670
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	49,000	2,904
Series K083, Class X3, IO, 2.37%, 11/25/2046 (a)	15,000	932
Series K103, Class X3, IO, 1.85%, 12/25/2046 (a)	80,100	5,214
Series K102, Class X3, IO, 1.89%, 12/25/2046 (a)	69,791	4,571
Series K104, Class X3, IO, 1.89%, 2/25/2047 (a)	45,985	3,220
Series K088, Class X3, IO, 2.35%, 2/25/2047 (a)	94,986	6,467
Series K735, Class X3, IO, 2.16%, 5/25/2047 (a)	40,000	375
Series K093, Class X3, IO, 2.21%, 5/25/2047 (a)	136,527	9,371
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	103,000	7,149
Series K094, Class X3, IO, 2.20%, 7/25/2047 (a)	35,331	2,455
Series K095, Class X3, IO, 2.17%, 8/25/2047 (a)	91,253	6,263
Series K736, Class X3, IO, 2.00%, 9/25/2047 (a)	89,230	1,050
Series K116, Class X3, IO, 3.02%, 9/25/2047 (a)	23,000	2,765
Series K099, Class X3, IO, 2.02%, 10/25/2047 (a)	49,100	3,130
Series K098, Class X3, IO, 2.07%, 10/25/2047 (a)	145,702	9,547
Series K740, Class X3, IO, 2.48%, 11/25/2047 (a)	21,423	886
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	74,853	1,269
Series K106, Class X3, IO, 1.91%, 3/25/2048 (a)	100,622	6,774
Series K105, Class X3, IO, 1.92%, 3/25/2048 (a)	118,746	8,897
Series K111, Class X3, IO, 3.18%, 4/25/2048 (a)	52,234	6,565
Series K108, Class X3, IO, 3.49%, 4/25/2048 (a)	63,492	7,977
Series K738, Class X3, IO, 3.32%, 5/25/2048 (a)	71,537	2,902
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	13,770	1,748

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K110, Class X3, IO, 3.37%, 6/25/2048 (a)	28,200	3,620
Series K112, Class X3, IO, 3.00%, 7/25/2048 (a)	47,630	5,703
Series K114, Class X3, IO, 2.74%, 8/25/2048 (a)	10,750	1,126
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	8,000	915
Series K117, Class X3, IO, 2.87%, 10/25/2048 (a)	36,500	4,201
Series K120, Class X3, IO, 2.74%, 11/25/2048 (a)	38,372	4,330
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	52,192	6,165
Series K739, Class X3, IO, 2.80%, 11/25/2048 (a)	39,675	1,642
Series K122, Class X3, IO, 2.63%, 1/25/2049 (a)	36,631	4,012
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	39,727	4,614
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	8,066	935
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	5,000	330
Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	15,000	2,997
Series K096, Class X3, IO, 2.11%, 8/25/2051 (a)	48,669	3,055
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	18,414	4,134
Series Q014, Class X, IO, 2.77%, 10/25/2055 (a)	5,111	738
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	2,625	631
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	4,589	1,225
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (a)	56,607	2
Series 2019-M28, Class XAV3, IO, 1.18%, 2/25/2027 (a)	15,111	43
Series 2017-M8, Class X, IO, 0.19%, 5/25/2027 (a)	34,452	34
Series 2020-M10, Class X7, IO, 1.75%, 11/25/2027 (a)	29,436	688
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (a)	20,370	227
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (a)	13,099	169
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (a)	71,822	1,255
Series 2020-M33, Class X, IO, 1.91%, 6/25/2028 (a)	25,100	368
Series 2019-M30, Class X4, IO, 1.24%, 8/25/2028 (a)	16,510	2
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (a)	17,289	519
Series 2019-M31, Class X, IO, 1.43%, 9/25/2028 (a)	24,817	678
Series 2019-M30, Class X1, IO, 0.34%, 11/25/2028 (a)	72,005	329
Series 2020-M10, Class X3, IO, 1.43%, 11/25/2028 (a)	45,170	1,267
Series 2020-M10, Class X5, IO, 1.54%, 11/25/2028 (a)	52,215	1,677
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (a)	12,185	322
Series 2019-M19, Class X2, IO, 0.71%, 9/25/2029 (a)	79,016	1,361
Series 2019-M32, Class X2, IO, 1.24%, 10/25/2029 (a)	27,321	813
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (a)	89,448	31
Series 2019-M28, Class XA2, IO, 0.32%, 2/25/2030 (a)	13,274	82
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (a)	15,465	135
Series 2019-M28, Class XA3, IO, 0.71%, 2/25/2030 (a)	23,706	388
Series 2020-M6, Class XD, IO, 1.19%, 2/25/2030 (a)	5,582	112
Series 2020-M19, Class X1, IO, 0.50%, 5/25/2030 (a)	28,896	397
Series 2020-M7, Class X, IO, 1.11%, 7/25/2030 (a)	27,795	801
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (a)	104,518	6,129
Series 2021-M16, Class X, IO, 0.60%, 1/1/2031 (a)	103,945	986
Series 2020-M22, Class X, IO, 0.94%, 3/25/2031 (a)	70,527	1,835
Series 2020-M30, Class X, IO, 0.99%, 7/25/2031 (a)	17,662	614
Series 2020-M39, Class X2, IO, 1.51%, 8/25/2031 (a)	36,094	1,800

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (a)	65,392	580
Series 2020-M21, Class XA, IO, 1.11%, 3/25/2032 (a)	61,737	2,910
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (a)	20,640	372
Series 2020-M37, Class X, IO, 1.07%, 4/25/2032 (a)	83,585	2,892
Series 2020-M47, Class X1, IO, 0.62%, 10/25/2032 (a)	51,666	520
Series 2020-M31, Class X1, IO, 0.91%, 10/25/2032 (a)	89,872	1,364
Series 2019-M30, Class X5, IO, 0.44%, 5/25/2033 (a)	96,530	1,097
Series 2019-M31, Class X1, IO, 1.15%, 4/25/2034 (a)	38,023	2,164
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	11,500	11,501
Series 2018-M15, Class X, IO, 0.76%, 1/25/2036 (a)	6,170	144
Series 2020-M6, Class XL, IO, 1.18%, 11/25/2049 (a)	30,331	1,605
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	18,000	8,688
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.82%, 9/25/2024 (a) (c)	165	165
Series 2017-KF41, Class B, 6.82%, 11/25/2024 (a) (c)	125	126
Series 2018-KF53, Class B, 6.37%, 10/25/2025 (a)	492	491
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (a) (c)	7,500	7,420
Series 2019-KF58, Class B, 6.47%, 1/25/2026 (a) (c)	338	337
Series 2019-KF60, Class B, 6.67%, 2/25/2026 (a) (c)	401	399
Series 2019-KC06, Class B, 3.97%, 9/25/2026 (a) (c)	7,609	7,429
Series 2019-KF72, Class B, 6.42%, 11/25/2026 (a) (c)	2,706	2,648
Series 2020-KF74, Class B, 6.47%, 1/25/2027 (a) (c)	742	736
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (c)	9,625	9,077
Series 2017-KF33, Class B, 6.87%, 6/25/2027 (a) (c)	3,885	3,748
Series 2017-KF40, Class B, 7.02%, 11/25/2027 (a) (c)	124	119
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (a) (c)	26,000	24,752
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (c)	12,000	9,960
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (c)	103,701	191
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (c)	16,000	34
Series 2018-KW06, Class B, 4.43%, 6/25/2028 (a) (c)	6,326	6,124
Series 21K-F116, Class CS, 10.60%, 6/25/2028 (a) (c)	22,898	22,825
Series 2018-KF50, Class B, 6.22%, 7/25/2028 (a) (c)	145	140
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (c)	11,071	10,147
Series 2018-KF56, Class B, 6.77%, 11/25/2028 (a) (c)	258	243
Series 2019-KW08, Class B, 4.38%, 1/25/2029 (a) (c)	16,320	15,720
Series 2019-KF57, Class B, 6.57%, 1/25/2029 (a) (c)	765	733
Series 2019-KBF3, Class C, 9.07%, 1/25/2029 (a) (c)	3,301	3,186
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (c)	10,000	9,071
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (c)	3,600	3,375
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	169,361	435
Series 2019-KG01, Class B, 4.32%, 4/25/2029 (a) (c)	3,000	2,757
Series 2019-KF61, Class B, 6.52%, 4/25/2029 (a) (c)	1,425	1,365
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	240,461	550
Series 2019-KW09, Class B, 4.14%, 5/25/2029 (a) (c)	15,670	14,735
Series 2019-KF63, Class B, 6.67%, 5/25/2029 (a) (c)	4,050	3,799
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	22,210	16,704
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	20,000	57
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (a) (c)	11,000	9,919

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	37,520	110
Series 2019-KC05, Class B, 4.31%, 7/25/2029 (a) (c)	16,737	15,338
Series 2019-KF65, Class B, 6.72%, 7/25/2029 (a) (c)	3,777	3,475
Series 2019-KF66, Class B, 6.72%, 7/25/2029 (a) (c)	1,084	1,022
Series 2019-KF67, Class B, 6.57%, 8/25/2029 (a) (c)	1,483	1,412
Series 2019-KF67, Class C, 10.32%, 8/25/2029 (a) (c)	4,453	3,906
Series 2019-KF70, Class B, 6.62%, 9/25/2029 (a) (c)	790	781
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (c)	9,977	8,434
Series 2019-KF71, Class B, 6.62%, 10/25/2029 (a) (c)	2,907	2,724
Series 2019-KF73, Class B, 6.77%, 11/25/2029 (a) (c)	5,202	4,828
Series 2020-KF75, Class B, 6.57%, 12/25/2029 (a) (c)	1,849	1,723
Series 2020-KF76, Class B, 7.07%, 1/25/2030 (a) (c)	1,027	1,005
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (c)	19,000	15,673
Series 2023-K752, Class D, PO, 8/25/2030 (c)	13,100	8,920
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	44,900	169
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	10,900	7,463
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	133,416	483
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	10,900	43
Series 2018-KW07, Class C, PO, 10/25/2031 (c)	12,089	9,526
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (c)	99,463	208
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (c)	16,500	39
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (a) (c)	1,000	912
Series 2022-KF132, Class CS, 10.60%, 2/25/2032 (a) (c)	26,830	24,885
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	11,012	8,014
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	122,366	351
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	14,882	45
Series 2023-KF149, Class CS, 10.35%, 12/25/2032 (a) (c)	7,437	7,584
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (c)	1,750	1,556
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (c)	81,410	486
Series 19K-1511, Class C, PO, 4/25/2034 (c)	18,000	9,156
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	528,414	3,138
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	13,000	6,524
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (c)	146,954	725
Series 2016-K53, Class B, 4.28%, 3/25/2049 (a) (c)	69	69
Series 2018-K75, Class D, PO, 4/25/2051 (c)	30,000	24,343
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (c)	458,601	758
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (c)	114,000	213
Series 2018-K83, Class D, PO, 11/25/2051 (c)	16,800	13,141
Series 2019-K92, Class D, PO, 5/25/2052 (c)	16,000	12,204
Series 2020-K105, Class D, PO, 3/25/2053 (c)	33,000	22,407
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	351,600	1,102
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	81,000	283
Series 2020-K109, Class D, PO, 5/25/2053 (c)	25,000	16,458
Series 2020-K113, Class D, PO, 5/25/2053 (c)	26,843	18,341
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	276,936	942
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	65,781	236
Series 2020-K115, Class D, PO, 9/25/2053 (c)	25,000	17,932
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	267,907	973

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	60,800	232
Series 2020-K118, Class D, PO, 10/25/2053 (c)	22,812	15,787
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	248,233	918
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	50,947	198
Series 2020-K739, Class D, PO, 11/25/2053 (c)	12,500	10,510
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	120,191	149
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	31,000	45
Series 2021-K126, Class D, PO, 1/25/2054 (c)	25,000	16,540
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	260,946	1,022
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	66,000	278
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	216,472	764
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (a)	5,471	—
Series 2025-128, Class AW, 4.75%, 3/16/2054	13,936	13,922
Series 2025-144, Class A, 4.75%, 7/16/2054	20,832	20,858
Series 2025-93, Class AM, 4.75%, 12/16/2054	10,900	10,814
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	4,568	4,101
Series 2015-104, IO, 0.07%, 5/16/2055 (a)	5,991	7
Series 2025-106, Class A, 5.00%, 7/16/2055	10,446	10,526
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	4,851	4,825
Series 2025-138, Class A, 4.75%, 5/16/2056	29,028	28,899
Series 2025-128, Class AD, 5.00%, 10/16/2056	2,809	2,831
Series 2023-127, IO, 0.40%, 7/16/2057 (a)	404,282	7,067
Series 2023-108, IO, 0.68%, 8/16/2059 (a)	206,920	7,563
Series 2018-4, IO, 0.57%, 10/16/2059 (a)	3,988	139
Series 2019-67, IO, 0.91%, 2/16/2060 (a)	7,989	450
Series 2018-106, IO, 0.66%, 4/16/2060 (a)	6,503	332
Series 2018-119, IO, 0.68%, 5/16/2060 (a)	7,576	427
Series 2019-9, IO, 0.89%, 8/16/2060 (a)	12,036	671
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	17,222	1,161
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (a)	18,146	448
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	4,174	210
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	68,021	4,892
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	29,648	2,167
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	224,641	8,779
Series 2021-218, IO, 0.97%, 10/16/2061 (a)	14,828	1,101
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (a)	76,747	3,301
Series 2020-28, IO, 0.82%, 11/16/2061 (a)	16,774	952
Series 2020-56, IO, 0.97%, 11/16/2061 (a)	43,917	2,920
Series 2020-124, IO, 0.99%, 12/16/2061 (a)	8,430	496
Series 2025-38, IO, 0.65%, 1/16/2062 (a)	152,133	6,132
Series 2019-144, IO, 0.79%, 1/16/2062 (a)	13,798	807
Series 2020-40, IO, 0.88%, 1/16/2062 (a)	38,836	2,319
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	45,729	2,915
Series 2020-94, IO, 0.97%, 3/16/2062 (a)	17,516	1,202
Series 2020-10, IO, 0.58%, 4/16/2062 (a)	20,360	828
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	62,593	2,923
Series 2020-70, IO, 0.76%, 4/16/2062 (a)	47,055	2,605

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-38, IO, 0.82%, 4/16/2062 (a)	10,126	604
Series 2020-54, IO, 0.92%, 4/16/2062 (a)	158,315	10,103
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (a)	38,323	3,138
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	7,698	453
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (a)	18,505	1,126
Series 2020-72, IO, 1.01%, 5/16/2062 (a)	95,870	6,541
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (a)	68,025	4,229
Series 2020-108, IO, 0.85%, 6/16/2062 (a)	32,412	1,878
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	204,308	13,499
Series 2020-194, IO, 1.08%, 6/16/2062 (a)	12,435	898
Series 2020-169, IO, 0.85%, 7/16/2062 (a)	347,661	21,987
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	31,173	2,699
Series 2020-161, IO, 1.05%, 8/16/2062 (a)	32,309	2,433
Series 2020-111, IO, 0.87%, 9/15/2062 (a)	16,264	973
Series 2020-158, IO, 0.79%, 9/16/2062 (a)	52,157	3,038
Series 2021-88, IO, 0.79%, 9/16/2062 (a)	90,158	5,556
Series 2020-114, IO, 0.80%, 9/16/2062 (a)	70,136	3,946
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	73,857	4,741
Series 2020-192, IO, 0.94%, 9/16/2062 (a)	59,420	4,103
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	12,787	739
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	115,984	7,485
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	157,318	10,114
Series 2020-128, IO, 0.92%, 10/16/2062 (a)	55,213	3,717
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	61,460	4,257
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	80,715	5,716
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	8,842	717
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (a)	3,323	277
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	46,921	2,902
Series 2021-120, IO, 0.99%, 2/16/2063 (a)	50,868	3,804
Series 2020-145, IO, 0.73%, 3/16/2063 (a)	33,801	1,788
Series 2021-101, IO, 0.68%, 4/16/2063 (a)	81,165	4,174
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	29,164	1,798
Series 2021-106, IO, 0.86%, 4/16/2063 (a)	94,016	6,244
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	98,415	6,885
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	74,411	4,598
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	14,484	973
Series 2021-22, IO, 0.97%, 5/16/2063 (a)	50,810	3,567
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	14,084	1,046
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	125,345	6,467
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	84,986	5,678
Series 2021-181, IO, 0.98%, 7/16/2063 (a)	134,344	9,382
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	39,895	3,026
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (a)	50,698	4,637
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	8,564	8,304
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	359,467	15,623
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	40,155	2,811
Series 2021-112, IO, 0.99%, 10/16/2063 (a)	16,483	1,266
Series 2021-148, IO, 1.07%, 10/16/2063 (a)	64,561	5,454

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	2,721	185
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	18,873	1,324
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	226,340	16,526
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	31,423	2,400
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	35,390	3,135
Series 2021-167, IO, 0.87%, 12/16/2063 (a)	62,788	4,519
Series 2022-4, IO, 0.86%, 3/16/2064 (a)	361,298	23,425
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	78,844	5,082
Series 2025-206, IO, 0.80%, 4/16/2064	190,000	11,281
Series 2022-149, IO, 0.46%, 6/16/2064 (a)	47,719	1,814
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	28,612	1,146
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	117,524	6,725
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	145,598	7,116
Series 2022-141, IO, 0.78%, 6/16/2064 (a)	11,554	737
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	33,803	1,871
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	31,808	1,945
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	31,377	2,152
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	129,367	5,852
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	24,503	1,633
Series 2022-166, IO, 0.79%, 4/16/2065 (a)	78,752	4,949
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	323,537	22,668
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	58,240	3,772
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	62,651	4,260
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	19,615	1,513
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	155,980	7,461
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	10,636	772
Series 2025-112, IO, 0.56%, 3/16/2066 (a)	137,489	7,005
Series 2024-121, IO, 1.06%, 7/1/2066 (a)	9,945	928
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	19,277	1,283
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	13,290	12,191
Series 2025-200, Class PA, 4.50%, 4/16/2068	11,000	10,838
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	30,457	1,795
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 3.99%, 7/10/2046 (a) (c)	1,500	1,455
Series 2015-GC28, Class D, 4.57%, 2/10/2048 (a) (c)	843	805
Series 2015-GC32, Class D, 3.35%, 7/10/2048	94	92
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (c)	5,547	851
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,200
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	4,950	3,272
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (c)	11,880	8,751
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (a)	39,035	457
Series 2020-GC45, Class XA, IO, 0.73%, 2/13/2053 (a)	69,340	1,426
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (c)	3,000	2,405
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (c)	7,000	5,109
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (a)	80,233	3,207
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (c)	18,158	13,022
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (c)	4,000	2,483
Harvest Commercial Capital Loan Trust Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	19,045	19,777

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
HCFT 7.25%, 1/13/2027 ‡	7,000	6,953
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (a) (c)	53,700	55,441
Series 2025-200P, Class B, 5.62%, 3/14/2047 (a) (c)	27,350	27,832
Series 2025-200P, Class C, 5.92%, 3/14/2047 (a) (c)	17,600	17,906
Series 2025-200P, Class D, 6.37%, 3/14/2047 (a) (c)	4,000	4,096
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	3,000	1,595
Series 2015-C30, Class C, 4.26%, 7/15/2048 (a)	3,750	2,981
Series 2015-C31, Class C, 4.69%, 8/15/2048 (a)	5,000	3,901
Series 2015-C28, Class D, 3.93%, 10/15/2048 (a) (c)	1,000	913
Series 2015-C33, Class D2, 4.34%, 12/15/2048 (a) (c)	1,000	851
Series 2015-C33, Class C, 4.84%, 12/15/2048 (a)	3,350	3,195
Series 2016-C1, Class D1, 4.34%, 3/17/2049 (a) (c)	1,500	1,316
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.56%, 3/15/2050 (a)	31,917	179
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (a)	1,550	1,404
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	1,000	956
Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (c)	4,669	3,776
Series 2017-JP7, Class D, 4.57%, 9/15/2050 (a) (c)	367	248
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	9,875	4,965
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (c)	1,968	1,870
Series 2015-JP1, Class C, 4.92%, 1/15/2049 (a)	4,647	4,187
Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	2,000	1,873
Series 2016-JP3, Class D, 3.55%, 8/15/2049 (a) (c)	8,122	6,035
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (c)	2,500	2,045
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (c)	6,334	4,849
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,485	1,418
Series 2014-C19, Class E, 3.25%, 12/15/2047 (c)	6,500	5,379
Series 2015-C21, Class B, 3.85%, 3/15/2048 (a)	2,143	2,029
Series 2015-C24, Class D, 3.26%, 5/15/2048 (c)	8,000	7,841
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	4,500	4,316
Series 2016-C31, Class B, 3.88%, 11/15/2049 (a)	1,750	1,672
Series 2016-C31, Class C, 4.39%, 11/15/2049 (a)	1,000	900
Series 2015-C23, Class D, 4.34%, 7/15/2050 (a) (c)	4,255	4,127
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (a)	1,200	1,146
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (c)	1,000	811
Series 2019-L3, Class D, 2.50%, 11/15/2052 (c)	4,500	3,514
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	7,175	5,432
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (a)	17,258	1,123
Series 2021-L5, Class XB, IO, 0.83%, 5/15/2054 (a)	60,000	2,118
Series 2021-L5, Class E, 2.50%, 5/15/2054 (c)	4,234	2,949
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (c)	13,685	10,043
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (c)	5,500	3,394
Series 2021-L7, Class E, 2.50%, 10/15/2054 (c)	8,091	5,170

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	13,337	7,129
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	20,000	9,700
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	37,272	40,575
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (c)	52,627	53,399
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (c)	80,099	81,426
Series 2023-01, Class M7, 8.07%, 11/25/2053 (a) (c)	3,418	3,554
Series 2023-01, Class M10, 10.57%, 11/25/2053 (a) (c)	11,075	12,553
Series 2024-01, Class M7, 6.82%, 7/25/2054 (a) (c)	1,729	1,750
Series 2024-01, Class M10, 7.92%, 7/25/2054 (a) (c)	1,100	1,142
Series 2025-01, Class M1, 6.47%, 5/25/2055 (a) (c)	20,391	20,361
Series 2025-01, Class M2, 7.17%, 5/25/2055 (a) (c)	12,900	13,076
Series 2025-01, Class B1, 9.27%, 5/25/2055 (a) (c)	2,400	2,478
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.61%, 12/18/2051 ‡ (a) (c)	8,000	6,918
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (c)	5,000	3,554
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	5,922	5,878
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (k)	19,587	19,703
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (c)	8,695	8,683
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	13,539	13,964
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	20,727	21,728
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	63,500	67,030
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.34%, 2/13/2053 (a) (c)	71,974	2,765
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (c)	11,440	8,375
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (c)	4,750	2,303
Series 2020-RR1, Class D, 4.17%, 2/13/2053 (a) (c)	9,750	4,099
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.35%, 5/15/2039 (a) (c)	15,540	15,543
Series 2024-DSNY, Class B, 5.70%, 5/15/2039 (a) (c)	10,267	10,241
SHR Trust Series 2024-LXRY, Class B, 6.41%, 10/15/2041 (a) (c)	3,000	3,003
SREIT Trust Series 2021-MFP, Class G, 7.05%, 11/15/2038 (a) (c)	10,905	10,892
TPG Trust Series 2024-WLSC, Class A, 6.09%, 11/15/2029 (a) (c)	8,600	8,602
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,964
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (a)	4,000	3,895
Series 2017-C2, Class C, 4.30%, 8/15/2050 (a)	7,250	6,882
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (a)	8,471	8,205
Series 2018-C11, Class XB, IO, 0.37%, 6/15/2051 (a)	100,000	739
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (a)	8,679	8,494
Series 2018-C11, Class B, 4.71%, 6/15/2051 (a)	2,500	2,372
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	695	682
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (c)	76	73
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (c)	140	131
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (c)	862	833
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (c)	1,948	1,847

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (c)	1,799	1,756
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (c)	2,252	1,890
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (c)	1,673	1,366
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (c)	2,373	2,313
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	3,877	3,846
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	3,775	3,800
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (c)	4,000	4,035
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (c)	1,500	1,513
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (c)	4,952	4,556
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,326	2,048
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (c)	9,230	8,242
Series 2015-C29, Class D, 4.37%, 6/15/2048 (a)	2,742	2,658
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (c)	1,500	639
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	4,500	3,432
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,924
Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (a)	70,000	306
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,250	890
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	2,890	2,428
Series 2019-C52, Class XA, IO, 1.71%, 8/15/2052 (a)	13,825	621
Series 2020-C55, Class D, 2.50%, 2/15/2053 (c)	4,500	3,018
Series 2020-C55, Class E, 2.50%, 2/15/2053 (c)	6,850	4,045
Series 2021-C59, Class D, 2.50%, 4/15/2054 (c)	2,500	1,865
Series 2022-C62, Class C, 4.49%, 4/15/2055 (a)	2,500	2,141
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,675
Series 2015-NXS2, Class D, 4.03%, 7/15/2058 (a)	2,226	1,526
Series 2015-LC22, Class D, 4.87%, 9/15/2058 (a)	2,107	1,862
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (c)	4,000	3,680
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	6,152	5,180
Series 2014-C22, Class D, 3.89%, 9/15/2057 (a) (c)	1,440	542
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (c)	6,362	6,584
Total Commercial Mortgage-Backed Securities (Cost $3,515,238)		3,408,993
Collateralized Mortgage Obligations — 15.9%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.73%, 5/25/2036 (a)	721	619
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	14	14
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	10	10
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	13	11
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	38	31
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	232	208
Series 2005-J14, Class A3, 5.50%, 12/25/2035	199	118
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	456	220
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	5,000	5,065
10.14%, 3/25/2031 ‡ (a)	7,500	7,695
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (k)	4,100	4,114

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (c)	8,000	7,733
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (c)	2,470	2,333
Series 2019-6, Class B3, 5.95%, 11/25/2059 (a) (c)	1,250	1,147
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (c)	1,550	1,431
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (c)	1,000	949
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (c)	224	220
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.44%, 7/25/2037 (a)	560	388
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.83%, 8/25/2034 (a)	47	46
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (k)	58	51
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.47%, 4/25/2046 (a)	680	604
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	28,293	28,627
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	35,735	36,699
Citi Asset Receivables Trust I
Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (j)	19,217	19,283
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	25,667	25,720
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (j)	32,691	32,926
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (j)	39,974	40,234
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	44,523	46,241
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	48,249	49,936
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	28	28
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	29	29
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (k)	1,531	1,539
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.54%, 4/25/2031 (a) (c)	6,160	6,536
Series 2019-R04, Class 2B1, 9.44%, 6/25/2039 (a) (c)	8,745	8,933
Series 2019-R05, Class 1B1, 8.29%, 7/25/2039 (a) (c)	6,473	6,579
Series 2019-R06, Class 2B1, 7.94%, 9/25/2039 (a) (c)	27,178	27,656
Series 2019-R07, Class 1B1, 7.59%, 10/25/2039 (a) (c)	26,755	27,190
Series 2019-HRP1, Class B1, 13.44%, 11/25/2039 (a) (c)	17,207	18,292
Series 2020-R02, Class 2B1, 7.19%, 1/25/2040 (a) (c)	14,634	14,892
Series 2020-R01, Class 1B1, 7.44%, 1/25/2040 (a) (c)	22,660	23,113
Series 2021-R01, Class 1B1, 7.17%, 10/25/2041 (a) (c)	2,600	2,645
Series 2021-R02, Class 2M2, 6.07%, 11/25/2041 (a) (c)	12,885	12,949
Series 2021-R02, Class 2B1, 7.37%, 11/25/2041 (a) (c)	4,983	5,083
Series 2021-R03, Class 1B1, 6.82%, 12/25/2041 (a) (c)	6,000	6,097
Series 2022-R03, Class 1B1, 10.32%, 3/25/2042 (a) (c)	5,662	6,040
Series 2023-R02, Class 1M2, 7.42%, 1/25/2043 (a) (c)	11,850	12,345
Series 2023-R02, Class 1B1, 9.62%, 1/25/2043 (a) (c)	7,600	8,218
Series 2023-R04, Class 1M2, 7.62%, 5/25/2043 (a) (c)	5,000	5,257
Series 2023-R04, Class 1B1, 9.42%, 5/25/2043 (a) (c)	4,000	4,332
Series 2023-R06, Class 1M2, 6.77%, 7/25/2043 (a) (c)	2,960	3,043
Series 2023-R07, Class 2M2, 7.32%, 9/25/2043 (a) (c)	1,682	1,742
Series 2023-R08, Class 1M2, 6.57%, 10/25/2043 (a) (c)	4,495	4,597

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-R02, Class 1M2, 5.87%, 2/25/2044 (a) (c)	3,160	3,172
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.62%, 6/25/2035 (a)	144	93
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (k)	36	36
FARM Mortgage Trust Series 2021-1, Class B, 3.23%, 7/25/2051 (a) (c)	1,336	1,007
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (a)	16,711	—
Series 2021-2, Class BXS, 12.28%, 11/25/2060 (a) (c)	4,873	3,625
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.07%, 8/25/2033 (a) (c)	6,600	7,166
Series 2021-DNA2, Class B1, 7.47%, 8/25/2033 (a) (c)	18,555	20,318
Series 2021-HQA1, Class B2, 9.07%, 8/25/2033 (a) (c)	21,700	25,250
Series 2021-DNA2, Class B2, 10.07%, 8/25/2033 (a) (c)	19,500	23,932
Series 2021-DNA3, Class B2, 10.32%, 10/25/2033 (a) (c)	24,618	30,655
Series 2021-HQA2, Class B2, 9.52%, 12/25/2033 (a) (c)	24,250	28,659
Series 2021-DNA5, Class B2, 9.57%, 1/25/2034 (a) (c)	19,900	23,826
Series 2021-HQA3, Class B2, 10.32%, 9/25/2041 (a) (c)	3,125	3,223
Series 2021-DNA6, Class B2, 11.57%, 10/25/2041 (a) (c)	7,450	7,813
Series 2021-DNA7, Class B1, 7.72%, 11/25/2041 (a) (c)	27,000	27,627
Series 2022-DNA2, Class B2, 12.57%, 2/25/2042 (a) (c)	3,000	3,230
Series 2022-HQA1, Class B2, 15.07%, 3/25/2042 (a) (c)	8,900	9,879
Series 2022-DNA3, Class M1B, 6.97%, 4/25/2042 (a) (c)	10,000	10,264
Series 2022-DNA3, Class B1, 9.72%, 4/25/2042 (a) (c)	6,250	6,612
Series 2022-DNA4, Class M1B, 7.42%, 5/25/2042 (a) (c)	4,000	4,132
Series 2022-DNA4, Class M2, 9.32%, 5/25/2042 (a) (c)	3,100	3,281
Series 2022-DNA5, Class M2, 10.82%, 6/25/2042 (a) (c)	12,000	13,012
Series 2022-HQA2, Class M2, 10.07%, 7/25/2042 (a) (c)	6,412	6,868
Series 2022-HQA3, Class M1B, 7.62%, 8/25/2042 (a) (c)	5,000	5,223
Series 2022-DNA6, Class M2, 9.82%, 9/25/2042 (a) (c)	7,000	7,558
Series 2023-DNA1, Class M1A, 6.14%, 3/25/2043 (a) (c)	1,035	1,050
Series 2023-DNA2, Class M1A, 6.14%, 4/25/2043 (a) (c)	4,141	4,197
Series 2023-DNA2, Class B1, 11.64%, 4/25/2043 (a) (c)	9,350	10,543
Series 2023-HQA2, Class M1B, 7.42%, 6/25/2043 (a) (c)	15,655	16,163
Series 2023-HQA2, Class M2, 7.92%, 6/25/2043 (a) (c)	18,040	19,010
Series 2024-DNA1, Class M2, 6.02%, 2/25/2044 (a) (c)	8,500	8,553
Series 2020-DNA6, Class B2, 9.72%, 12/25/2050 (a) (c)	2,000	2,305
Series 2021-DNA1, Class B2, 8.82%, 1/25/2051 (a) (c)	9,000	9,994
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 7.89%, 12/25/2030 (a) (c)	1,000	1,073
Series 2018-DNA3, Class B1, 8.09%, 9/25/2048 (a) (c)	2,985	3,240
Series 2018-HQA2, Class B1, 8.44%, 10/25/2048 (a) (c)	3,935	4,208
Series 2019-DNA1, Class B2, 14.94%, 1/25/2049 (a) (c)	8,135	10,037
Series 2019-HQA2, Class B2, 15.44%, 4/25/2049 (a) (c)	3,500	4,179
Series 2019-DNA4, Class B2, 10.44%, 10/25/2049 (a) (c)	5,000	5,556
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.34%, 10/25/2029 (a)	11,000	11,673
Series 2017-DNA3, Class B1, 8.64%, 3/25/2030 (a)	15,800	16,846
Series 2018-HQA1, Class B1, 8.54%, 9/25/2030 (a)	34,415	37,201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	368	6
Series 5607, Class GC, 4.25%, 6/15/2031	41,150	40,833
Series 5607, Class KT, 4.25%, 11/15/2032	34,340	34,204
Series 4149, IO, 3.00%, 1/15/2033	152	9
Series 4160, IO, 3.00%, 1/15/2033	493	31
Series 4212, Class MI, IO, 3.00%, 6/15/2033	700	57
Series 3145, Class GI, IF, IO, 2.34%, 4/15/2036 (a)	1,031	103
Series 5558, Class BV, 5.50%, 5/25/2036	2,915	2,997
Series 4495, Class PI, IO, 4.00%, 9/15/2043	118	6
Series 4321, Class PI, IO, 4.50%, 1/15/2044	189	30
Series 4670, Class TI, IO, 4.50%, 1/15/2044	126	6
Series 4550, Class DI, IO, 4.00%, 3/15/2044	86	5
Series 4612, Class QI, IO, 3.50%, 5/15/2044	168	15
Series 4612, Class PI, IO, 3.50%, 6/15/2044	16	2
Series 4657, Class QI, IO, 4.00%, 9/15/2044	147	8
Series 4585, Class JI, IO, 4.00%, 5/15/2045	188	22
Series 4628, Class PI, IO, 4.00%, 7/15/2045	122	12
Series 4681, Class SD, IF, IO, 1.89%, 5/15/2047 (a)	315	41
Series 4694, Class SA, IF, IO, 1.84%, 6/15/2047 (a)	539	71
Series 4689, Class SD, IF, IO, 1.89%, 6/15/2047 (a)	453	57
Series 4746, Class SC, IF, IO, 1.89%, 1/15/2048 (a)	5,447	713
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,474	325
Series 4919, Class SH, IF, IO, 1.81%, 9/25/2049 (a)	8,179	984
Series 5011, Class MI, IO, 3.00%, 9/25/2050	28,108	4,555
Series 5052, Class EI, IO, 3.00%, 12/25/2050	23,733	3,994
Series 5072, Class BI, IO, 3.00%, 2/25/2051	29,783	5,033
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,481	284
Series 5148, Class PI, IO, 2.50%, 10/25/2051	7,032	714
Series 5154, Class QI, IO, 2.50%, 10/25/2051	9,661	1,045
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,954	7,363
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,634
Series 5413, Class KS, IF, IO, 1.78%, 5/25/2054 (a)	16,421	1,137
Series 5414, Class DZ, 6.00%, 5/25/2054	5,497	5,751
Series 5508, Class SN, IF, IO, 1.78%, 2/25/2055 (a)	31,539	2,169
Series 5520, Class SD, IF, IO, 1.81%, 3/25/2055 (a)	72,742	4,923
Series 5520, Class SE, IF, IO, 1.81%, 3/25/2055 (a)	36,650	2,252
Series 5528, Class SA, IF, IO, 1.91%, 4/25/2055 (a)	80,371	4,525
Series 5549, Class SA, IF, IO, 1.68%, 6/25/2055 (a)	45,320	3,040
Series 5580, Class Z, 5.00%, 6/25/2055	5,585	5,453
Series 5562, Class Z, 6.00%, 7/25/2055	6,535	6,522
Series 5565, Class SA, IF, IO, 1.78%, 8/25/2055 (a)	55,504	3,935
Series 5565, Class AZ, 5.00%, 8/25/2055	3,355	3,118
Series 5564, Class PZ, 6.00%, 8/25/2055	33,732	33,602
Series 5565, Class ZU, 6.00%, 8/25/2055	4,727	4,688
Series 5578, Class ZC, 6.00%, 9/25/2055	13,906	13,722
Series 5580, Class UZ, 6.00%, 9/25/2055	349	347

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	21	—
Series 342, Class S7, IF, IO, 1.85%, 2/15/2045 (a)	5,565	646
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.69%, 9/25/2029 (a)	28,544	30,322
Series 2017-C05, Class 1B1, 7.79%, 1/25/2030 (a)	11,760	12,305
Series 2017-C06, Class 1B1, 8.34%, 2/25/2030 (a)	7,255	7,679
Series 2017-C06, Class 2B1, 8.64%, 2/25/2030 (a)	8,015	8,514
Series 2018-C03, Class 1B1, 7.94%, 10/25/2030 (a)	16,054	17,173
Series 2018-C04, Class 2B1, 8.69%, 12/25/2030 (a)	4,250	4,637
Series 2018-C05, Class 1B1, 8.44%, 1/25/2031 (a)	3,000	3,254
Series 2018-C06, Class 1B1, 7.94%, 3/25/2031 (a)	16,560	17,944
Series 2018-C06, Class 2B1, 8.29%, 3/25/2031 (a)	2,860	3,110
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	277	14
Series 2012-93, Class FS, IF, IO, 1.96%, 9/25/2032 (a)	1,207	123
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,075	85
Series 2003-76, Class SB, IF, IO, 2.86%, 8/25/2033 (a)	969	100
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	4,419	446
Series 2006-42, Class LI, IF, IO, 2.37%, 6/25/2036 (a)	804	96
Series 2025-78, Class BV, 5.50%, 8/25/2036	2,949	3,042
Series 2011-79, Class SD, IF, IO, 1.71%, 8/25/2041 (a)	2,500	333
Series 2011-78, Class JS, IF, IO, 1.81%, 8/25/2041 (a)	1,212	122
Series 2012-133, Class HS, IF, IO, 1.96%, 12/25/2042 (a)	138	16
Series 2012-148, Class US, IF, 0.55%, 1/25/2043 (a)	1,016	891
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	193	21
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	216	35
Series 2016-56, Class ST, IF, IO, 1.81%, 8/25/2046 (a)	3,827	477
Series 2016-95, Class ES, IF, IO, 1.81%, 12/25/2046 (a)	1,187	149
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	248	39
Series 2017-6, Class SB, IF, IO, 1.86%, 2/25/2047 (a)	83	10
Series 2017-39, Class ST, IF, IO, 1.91%, 5/25/2047 (a)	995	124
Series 2017-90, Class SP, IF, IO, 1.96%, 11/25/2047 (a)	1,858	246
Series 2017-112, Class SC, IF, IO, 1.96%, 1/25/2048 (a)	2,512	319
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	672	124
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,192	255
Series 2019-37, Class CS, IF, IO, 1.86%, 7/25/2049 (a)	2,619	389
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	43,502	7,365
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	73,447	12,454
Series 2023-28, Class EZ, 6.00%, 7/25/2053	3,351	3,503
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,622	4,855
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,875	3,042
Series 2024-25, Class ZA, 6.00%, 9/25/2053	14,292	14,988
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,580	10,732
Series 2024-20, Class MS, IF, IO, 1.88%, 5/25/2054 (a)	23,514	1,637
Series 2024-58, Class BS, IF, IO, 1.78%, 8/25/2054 (a)	21,823	1,335
Series 2024-92, Class SH, IF, IO, 1.88%, 12/25/2054 (a)	18,895	1,457
Series 2025-7, Class SE, IF, IO, 1.78%, 2/25/2055 (a)	30,273	2,030

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-11, Class SB, IF, IO, 1.83%, 3/25/2055 (a)	30,731	2,369
Series 2025-24, Class SC, IF, IO, 1.86%, 4/25/2055 (a)	43,863	3,025
Series 2025-47, Class SM, IF, IO, 1.73%, 6/25/2055 (a)	94,914	6,317
Series 2025-55, Class SG, IF, IO, 1.83%, 7/25/2055 (a)	56,374	3,761
Series 2025-55, Class SC, IF, IO, 2.35%, 7/25/2055 (a)	38,896	3,134
Series 2025-55, Class UN, 5.00%, 7/25/2055	3,418	3,368
Series 2025-57, Class Z, 6.00%, 7/25/2055	6,371	6,413
Series 2025-66, Class SL, IF, IO, 1.73%, 8/25/2055 (a)	36,293	2,414
Series 2025-69, Class Z, 6.00%, 8/25/2055	11,007	11,012
Series 2025-73, Class Z, 6.00%, 9/25/2055	10,013	10,093
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	18	—
Series 421, Class C3, IO, 4.00%, 7/25/2030	96	4
G Mitt Frn Series 2023-EB, 9.38%, 12/27/2025 ‡ (c)	5,026	5,026
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (c)	10,871	10,424
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (c)	3,000	2,665
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	20	20
GNMA
Series 2013-182, Class MS, IF, IO, 2.07%, 12/20/2043 (a)	6,261	736
Series 2016-108, Class SN, IF, IO, 2.01%, 8/20/2046 (a)	8,923	1,359
Series 2016-108, Class SM, IF, IO, 2.03%, 8/20/2046 (a)	2,091	327
Series 2016-147, Class AS, IF, IO, 2.03%, 10/20/2046 (a)	3,934	603
Series 2017-36, Class SL, IF, IO, 2.13%, 3/16/2047 (a)	5,325	792
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	177	4
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	61	11
Series 2019-65, Class ST, IF, IO, 1.98%, 5/20/2049 (a)	7,595	830
Series 2019-86, Class ST, IF, IO, 2.03%, 7/20/2049 (a)	3,733	388
Series 2019-120, Class DS, IF, IO, 1.98%, 9/20/2049 (a)	6,989	955
Series 2019-132, Class SK, IF, IO, 1.98%, 10/20/2049 (a)	5,897	711
Series 2020-86, Class TS, IF, IO, 1.53%, 6/20/2050 (a)	9,045	1,233
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	134,238	19,603
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	66,595	9,711
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	16,440	2,772
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	14,126	2,484
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	46,786	8,143
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	54,811	9,764
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	17,434	2,988
Series 2025-171, Class MT, 5.25%, 4/20/2052	8,790	8,862
Series 2023-67, Class DZ, 5.50%, 5/20/2053	7,620	7,759
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,600
Series 2023-113, Class SJ, IF, IO, 1.60%, 8/20/2053 (a)	12,097	694
Series 2023-113, Class GZ, 5.50%, 8/20/2053	5,657	5,811
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,826	2,818
Series 2024-1, Class MS, IF, IO, 1.75%, 1/20/2054 (a)	31,412	2,099
Series 2024-30, Class SC, IF, IO, 2.35%, 2/20/2054 (a)	19,115	1,717
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,961
Series 2025-44, Class GZ, 6.00%, 2/20/2054	6,247	6,581

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-64, Class SV, IF, IO, 1.15%, 4/20/2054 (a)	14,745	774
Series 2024-79, Class CS, IF, IO, 1.15%, 5/20/2054 (a)	22,441	1,097
Series 2024-79, Class BS, IF, IO, 3.15%, 5/20/2054 (a)	11,020	1,185
Series 2024-110, Class SC, IF, IO, 1.90%, 7/20/2054 (a)	19,749	1,396
Series 2024-112, Class SA, IF, IO, 2.50%, 7/20/2054 (a)	16,410	1,234
Series 2024-110, Class AS, IF, IO, 2.55%, 7/20/2054 (a)	17,348	1,573
Series 2024-126, Class HS, IF, IO, 1.85%, 8/20/2054 (a)	19,957	1,387
Series 2024-126, Class JS, IF, IO, 1.85%, 8/20/2054 (a)	63,351	3,221
Series 2024-134, Class SE, IF, IO, 1.85%, 8/20/2054 (a)	28,872	2,012
Series 2024-127, Class SE, IF, IO, 1.90%, 8/20/2054 (a)	24,195	1,717
Series 2024-126, Class AS, IF, IO, 2.55%, 8/20/2054 (a)	19,488	1,776
Series 2024-128, Class SA, IF, IO, 2.55%, 8/20/2054 (a)	29,787	2,945
Series 2024-151, Class JS, IF, IO, 2.51%, 9/20/2054 (a)	19,059	1,703
Series 2024-159, Class AS, IF, IO, 2.00%, 10/20/2054 (a)	15,483	1,206
Series 2024-190, Class CS, IF, IO, 1.90%, 11/20/2054 (a)	22,069	1,580
Series 2025-156, Class BZ, 4.50%, 11/20/2054	1,814	1,684
Series 2024-204, Class SB, IF, IO, 1.91%, 12/20/2054 (a)	30,923	2,362
Series 2025-156, Class Z, 4.50%, 12/20/2054	8,098	7,616
Series 2025-89, Class JY, 5.00%, 12/20/2054	4,700	4,606
Series 2025-1, Class KS, IF, IO, 1.10%, 1/20/2055 (a)	19,728	1,056
Series 2025-1, Class SU, IF, IO, 1.10%, 1/20/2055 (a)	19,426	857
Series 2025-1, Class SV, IF, IO, 1.80%, 1/20/2055 (a)	41,964	2,549
Series 2025-7, Class SG, IF, IO, 1.85%, 1/20/2055 (a)	77,590	4,734
Series 2025-7, Class QS, IF, IO, 2.35%, 1/20/2055 (a)	19,150	1,375
Series 2025-1, Class SL, IF, IO, 2.50%, 1/20/2055 (a)	21,769	1,954
Series 2025-7, Class SL, IF, IO, 2.50%, 1/20/2055 (a)	21,563	1,579
Series 2025-89, Class DY, 5.25%, 1/20/2055	6,000	5,973
Series 2025-22, Class AS, IF, IO, 1.85%, 2/20/2055 (a)	31,860	1,983
Series 2025-23, Class SE, IF, IO, 1.85%, 2/20/2055 (a)	29,269	1,828
Series 2025-23, Class SL, IF, IO, 1.85%, 2/20/2055 (a)	52,339	3,287
Series 2025-25, Class HS, IF, IO, 1.85%, 2/20/2055 (a)	33,555	2,109
Series 2025-22, Class GS, IF, IO, 2.45%, 2/20/2055 (a)	22,657	1,880
Series 2025-25, Class BS, IF, IO, 2.45%, 2/20/2055 (a)	40,836	3,530
Series 2025-25, Class SB, IF, IO, 2.45%, 2/20/2055 (a)	41,663	3,230
Series 2025-30, Class SC, IF, IO, 2.45%, 2/20/2055 (a)	46,393	3,523
Series 2025-41, Class AS, IF, IO, 1.20%, 3/20/2055 (a)	36,850	1,996
Series 2025-41, Class BS, IF, IO, 1.20%, 3/20/2055 (a)	101,115	4,327
Series 2025-51, Class SH, IF, IO, 1.85%, 3/20/2055 (a)	60,160	3,723
Series 2025-41, Class ES, IF, IO, 3.10%, 3/20/2055 (a)	11,020	1,091
Series 2025-41, Class SE, IF, IO, 3.10%, 3/20/2055 (a)	14,879	1,561
Series 2025-139, Class B, 5.50%, 3/20/2055	6,101	6,143
Series 2025-69, Class SW, IF, IO, 1.03%, 4/20/2055 (a)	26,453	1,167
Series 2025-69, Class SX, IF, IO, 1.03%, 4/20/2055 (a)	67,080	3,003
Series 2025-69, Class SK, IF, IO, 2.35%, 4/20/2055 (a)	61,530	4,715
Series 2025-156, Class CZ, 5.00%, 4/20/2055	3,832	3,709
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,371	2,286
Series 2025-70, Class EZ, 5.00%, 4/20/2055	8,339	8,045
Series 2025-105, Class PA, 7.00%, 4/20/2055	7,842	8,156

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-89, Class SP, IF, IO, 1.00%, 5/20/2055 (a)	52,805	2,368
Series 2025-84, Class SQ, IF, IO, 1.05%, 5/20/2055 (a)	57,573	2,683
Series 2025-89, Class SC, IF, IO, 2.35%, 5/20/2055 (a)	29,552	2,643
Series 2025-89, Class SE, IF, IO, 2.35%, 5/20/2055 (a)	43,440	3,672
Series 2025-79, Class HS, IF, IO, 2.45%, 5/20/2055 (a)	17,369	1,443
Series 2025-100, Class SA, IF, IO, 1.75%, 6/20/2055 (a)	61,934	4,153
Series 2025-105, Class SD, IF, IO, 1.75%, 6/20/2055 (a)	103,681	6,859
Series 2025-97, Class SE, IF, IO, 1.80%, 6/20/2055 (a)	36,353	2,607
Series 2025-105, Class PZ, 5.00%, 6/20/2055	7,423	7,072
Series 2025-124, Class CS, IF, IO, 1.10%, 7/20/2055 (a)	17,260	810
Series 2025-124, Class SE, IF, IO, 1.75%, 7/20/2055 (a)	113,087	7,532
Series 2025-127, Class SH, IF, IO, 2.44%, 7/20/2055 (a)	16,244	1,418
Series 2025-127, Class PZ, 6.00%, 7/20/2055	20,709	20,571
Series 2025-120, Class SH, IF, 6.35%, 7/20/2055 (a)	4,820	5,029
Series 2025-120, Class SJ, IF, 6.42%, 7/20/2055 (a)	6,949	7,269
Series 2025-139, Class JS, IF, IO, 2.45%, 8/20/2055 (a)	65,569	6,154
Series 2025-132, Class MZ, 5.00%, 8/20/2055	3,645	3,430
Series 2025-139, Class UC, 6.00%, 8/20/2055	3,200	3,195
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	9,752	9,575
Series 2025-135, Class SE, IF, 6.42%, 8/20/2055 (a)	25,251	27,346
Series 2025-152, Class SA, IF, IO, 1.80%, 9/20/2055 (a)	66,258	4,229
Series 2025-152, Class SH, IF, IO, 1.80%, 9/20/2055 (a)	81,992	5,894
Series 2025-156, Class UZ, 6.50%, 9/20/2055	2,830	2,823
Series 2025-172, Class PZ, 6.00%, 10/20/2055	5,209	5,217
Series 2025-192, Class ZU, 4.50%, 11/20/2055	2,879	2,735
Series 2025-196, Class LZ, 5.50%, 11/20/2055	8,300	8,183
Series 2025-192, Class QP, 6.50%, 11/20/2055	21,660	21,980
Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065 (a)	230	7
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 11/25/2029 (c) (k)	13,025	13,025
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	8,530	8,658
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	16,448	16,694
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	44,701	45,286
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (c)	156	17
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.99%, 9/25/2035 (a)	59	57
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.43%, 1/25/2047 (a)	5,009	4,724
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.57%, 10/25/2034 (a) (c)	9,844	10,190
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (c) (k)	23,720	23,744
Impac CMB Trust Series 2005-1, Class 1A2, 4.69%, 4/25/2035 (a)	91	88
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.73%, 9/25/2037 (a)	10,945	6,711
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (k)	761	750
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	24	24
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,963	4,903
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (c) (k)	7,510	7,523
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (c) (k)	2,925	2,939
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (k)	3,825	3,855
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (k)	13,810	13,936

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (k)	4,329	4,349
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (k)	2,673	2,693
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (k)	9,582	9,592
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (k)	4,975	5,005
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	4,000	4,026
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (c)	11,350	11,421
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (a)	19	10
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	11	11
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.29%, 8/25/2033 (a)	22	21
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (k)	18,890	19,092
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	16,085	16,108
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (c)	5,672	176
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (c)	14,591	614
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (c)	3,042	2,735
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	11,266	11,347
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	7,431	7,453
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (k)	28,017	28,344
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	12,740	12,749
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (k)	3,000	3,005
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (k)	3,815	3,860
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (k)	2,145	2,156
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (k)	4,031	4,060
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (k)	11,322	11,442
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	53,371	54,171
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	16,539	16,797
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	26,402	26,797
PRET LLC Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (c) (k)	7,766	7,770
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	11,746	11,922
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	42,356	42,826
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (k)	6,511	6,523
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (k)	4,886	4,889
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (k)	2,000	2,006
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (k)	6,489	6,504
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (k)	5,326	5,201
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	23	23
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.82%, 9/25/2032 (a) (c)	6,906	7,172
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (c) (k)	15,824	15,844
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	13,406	13,606
STACR Trust Series 2018-HRP2, Class B1, 8.39%, 2/25/2047 (a) (c)	2,825	3,064
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,150	1,000
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 5.66%, 10/25/2037 (a)	1,399	1,296
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 4.92%, 5/25/2047 (a)	12,161	10,146

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (k)	9,500	9,542
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (k)	665	657
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	30,000	25,387
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (c) (k)	842	840
Series 2023-2, Class A1, 6.19%, 3/25/2068 (c) (k)	4,613	4,614
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (k)	3,878	3,881
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (c)	820	770
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	25	25
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.26%, 8/25/2033 (a)	58	57
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	35	35
Series 2005-AR7, Class A3, 5.51%, 8/25/2035 (a)	38	40
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 4.93%, 10/25/2046 (a)	1,890	1,685
Total Collateralized Mortgage Obligations (Cost $2,430,133)		2,440,068
Asset-Backed Securities — 14.0%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.59%, 10/15/2038 (a) (c)	10,670	10,670
ABFC Trust Series 2002-OPT1, Class M1, 5.16%, 5/25/2032 (a)	41	46
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (c)	4,691	977
Series 2022-1, Class D, 6.65%, 10/20/2028 (c)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	51	51
Series 2018-1, Class C, 6.65%, 12/2/2033 (c)	111	109
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (c)	838	786
Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	1,031	967
Series 2021-1H, Class D, 3.58%, 10/20/2040 (c)	1,418	1,311
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (c)	1,000	1,002
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	9,600	9,622
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	5,300	5,314
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	4,000	4,005
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,507	3,385
American Credit Acceptance Receivables Trust
Series 2022-3, Class E, 8.08%, 10/13/2028 (c)	3,000	3,022
Series 2022-3, Class F, 9.76%, 5/14/2029 (c)	7,000	7,043
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,420	2,477
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	6,100	6,309
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	9,856	10,067
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	6,350	6,480
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	6,700	6,923
Series 2025-2, Class C, 5.11%, 3/12/2031 (c)	5,585	5,617
Series 2025-2, Class D, 5.50%, 7/14/2031 (c)	7,800	7,883
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	11,581	11,649
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	3,000	3,170

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	6,400	6,689
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,450	3,543
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	22,230	22,340
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	24,185	24,253
AMSR Trust
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (c)	9,913	9,756
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (c)	9,913	9,870
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	11,000	10,574
Apidos CLO (Cayman Islands) Series 2016-25A, Class BR3, 5.48%, 1/20/2037 (a) (c)	5,100	5,104
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (c)	3,101	3,044
Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	2,984	2,895
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	3,530	3,706
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	1,600	1,642
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	3,500	3,575
Series 2024-1A, Class C, 6.48%, 6/20/2030 (c)	2,500	2,609
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	2,625	2,702
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	2,450	2,533
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class BR2, 5.48%, 4/19/2034 (a) (c)	5,000	5,003
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 5.70%, 10/20/2031 (a) (c)	4,420	4,425
Series 2020-2A, Class DR, 10.30%, 10/20/2031 (a) (c)	2,250	2,242
Series 2024-27A, Class A2, 5.46%, 10/25/2037 (a) (c)	3,775	3,773
Barings CLO Ltd. (Cayman Islands) Series 2022-3A, Class A2R, 5.47%, 10/20/2037 (a) (c)	5,250	5,254
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (c)	3,905	3,907
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.57%, 12/26/2031 (a) (c)	818	821
Series 2024-CAR1, Class D, 6.12%, 12/26/2031 (a) (c)	207	208
Series 2024-CAR1, Class E, 7.67%, 12/26/2031 (a) (c)	621	628
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.35%, 10/20/2034 (a) (c)	6,000	6,007
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,633
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,545
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,040
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,366
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	10,000	10,270
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	10,000	10,231
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	12,124	12,387
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (c)	1,723	1,773
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.50%, 10/15/2031 (a) (c)	2,007	2,006
Series 2018-1A, Class CR, 5.85%, 10/15/2031 (a) (c)	11,688	11,702
Camden, 8.50%, 9/15/2031 ‡	18,284	18,136
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BR3, 5.33%, 7/20/2032 (a) (c)	8,000	7,996
Series 2016-1A, Class CR3, 7.08%, 4/20/2034 (a) (c)	12,378	12,355

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.58%, 10/17/2037 (a) (c)	3,500	3,516
Series 2021-7A, Class CR, 5.90%, 4/15/2040 (a) (c)	7,500	7,495
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (c)	5,770	1,285
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	2,731	2,629
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (c)	4,290	4,190
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (c)	4,510	4,137
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	4,220	4,069
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (k)	8,050	7,868
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (k)	15	15
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (c) (k)	1,940	1,932
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (c) (k)	1,940	1,924
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.28%, 4/19/2035 (a) (c)	14,750	14,672
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (j)	43,265	42,988
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (c)	1,493	1,505
Series 2019-2, Class E, 5.31%, 6/15/2052 (a) (c)	5,576	5,237
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (a) (c)	53,875	2,315
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (a) (c)	3,172	2
Series 2019-3, Class D, 3.76%, 10/15/2052 (c)	8,689	8,193
Series 2019-3, Class E, 4.86%, 10/15/2052 (a) (c)	5,810	5,396
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (c)	378	378
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	22,000	22,309
Series 2023-2A, Class A, 5.92%, 5/16/2033 (c)	691	692
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	2,295	2,337
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	3,866	3,946
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	5,988	6,074
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	7,860	8,036
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	8,645	8,670
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	5,320	5,385
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 4.79%, 7/25/2034 (a)	55	61
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	2,690	2,710
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (c)	3,800	3,774
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (c)	14,233	14,391
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	8,008
Dryden CLO Ltd. (Cayman Islands) Series 2022-109A, Class BR, 5.47%, 4/15/2038 (a) (c)	4,000	3,993
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	8,500	8,924
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (c)	332	330
Series 2021-A, Class D, 3.32%, 8/27/2035 (c)	1,011	963
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-1A, Class BR, 5.88%, 4/20/2037 (a) (c)	5,000	5,006
Series 2019-3A, Class BRR, 5.58%, 7/18/2037 (a) (c)	8,200	8,205
Series 2024-12RA, Class CR, 5.88%, 10/20/2037 (a) (c)	11,080	11,073

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,062
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,330	1,300
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	6,000	5,821
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,115
Series 2022-4A, Class E, 8.23%, 3/15/2030 (c)	1,138	1,154
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	4,350	4,858
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,895	10,956
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	9,500	9,115
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	8,000	7,661
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (c)	7,333	7,219
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	12,700	11,682
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	5,559	5,103
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (c)	10,000	9,724
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (c)	6,941	6,723
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (c)	11,400	10,916
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	7,000	6,956
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	25,000	24,114
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	19,140	18,427
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	15,000	15,237
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	10,000	10,049
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (c)	12,500	12,497
FTF , 8.00%, 8/15/2026 ‡	2,433	1,801
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	19,830	19,966
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	10,680	10,673
Series 2023-1A, Class E, 11.42%, 3/15/2030 (c)	1,000	1,087
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	12,035	12,229
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class DRR, 6.78%, 10/20/2034 (a) (c)	5,100	5,093
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,225	3,302
Grene Energy Senio, 11.00%, 1/25/2027 ‡	277	229
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.83%, 7/20/2038 (a) (c)	5,700	5,693
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	3,990	4,014
Series 2023-1A, Class D, 9.13%, 6/25/2027 (c)	10,000	10,097
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	10,000	9,779
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	5,000	4,980
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	4,600	4,794
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	3,200	3,358
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	7,905	8,079
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	2,642	2,627
Series 2022-A, Class E, 8.00%, 5/15/2041 (c)	497	492
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (c)	14,085	13,068
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	9,302	9,399
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	13,000	13,191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (c)	15,000	15,000
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	17,500	17,747
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (c)	22,677	22,632
KKR CLO Ltd. (Cayman Islands)
Series 40A, Class BR, 5.58%, 10/20/2034 (a) (c)	5,300	5,301
Series 2023-52A, Class CR, 5.84%, 7/16/2038 (a) (c)	6,600	6,591
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (c)	900	2,746
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	855	2,822
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	860	1,747
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	800	2,939
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	750	1,741
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	500	2,836
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (c)	500	1,525
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	2,914
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	1,250
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (c)	700	4,749
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (c)	800	4,972
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (c)	2,130	1,339
Series 2021-B, Class C, 3.21%, 2/15/2029 (c)	1,550	1,536
Series 2021-B, Class D, 6.12%, 2/15/2029 (c)	2,000	463
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	14,830	8,149
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	901	898
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (c)	6,500	1,196
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	4,500	4,274
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	1,000	946
Series 2021-2A, Class C, 3.09%, 4/20/2032 (c)	1,100	1,043
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	3,050	3,091
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	4,646	4,651
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	2,300	2,306
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	3,700	3,801
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	7,615	7,706
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	4,400	4,497
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	19,200	19,375
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	13,600	13,761
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (c)	2,041	2,028
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.55%, 7/15/2034 (a) (c)	16,950	16,961
Series 2020-45A, Class CRR, 5.80%, 7/15/2034 (a) (c)	5,100	5,093
Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (c)	17,650	17,619
Series 2021-39A, Class CR, 5.91%, 10/22/2034 (a) (c)	14,000	14,009
Series 2021-52A, Class BR, 5.41%, 1/22/2035 (a) (c)	12,300	12,304
Series 2019-37A, Class D1A, 7.65%, 4/15/2037 (a) (c)	2,000	1,980
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.50%, 7/15/2036 (a) (c)	8,820	8,815

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-22A, Class CRR, 5.75%, 7/15/2036 (a) (c)	5,369	5,354
Series 2023-39A, Class BR, 5.41%, 1/25/2037 (a) (c)	5,950	5,950
Series 2024-38A, Class B, 5.90%, 4/15/2037 (a) (c)	14,750	14,775
Series 2016-17A, Class BR2, 5.83%, 4/20/2037 (a) (c)	6,164	6,173
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	10,000	10,182
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	3,246	3,345
Mariner Finance Issuance Trust Series 2021-BA, Class E, 4.68%, 11/20/2036 (c)	5,030	4,691
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (c)	3,035	3,068
Series 2022-3A, Class C, 6.89%, 11/15/2032 (c)	65	65
Series 2022-3A, Class D, 7.80%, 11/15/2032 (c)	2,550	2,583
Series 2023-1A, Class C, 7.20%, 4/15/2033 (c)	529	532
Series 2023-3A, Class D, 8.04%, 9/15/2033 (c)	3,590	3,690
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	5,856	5,929
Mpire, 11.16%, 9/13/2030 ‡ (c)	2,500	2,507
Mpire Frn, 8.29%, 9/13/2030 ‡ (c)	6,000	6,017
Nautical Solutions, 9.20%, 8/1/2031 ‡	21,902	21,902
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.29%, 7/16/2036 (a) (c)	10,000	9,998
Series 2021-42A, Class CR, 5.74%, 7/16/2036 (a) (c)	19,900	19,928
Series 2022-50A, Class BR, 5.51%, 7/23/2036 (a) (c)	9,200	9,199
Series 2022-50A, Class CR, 5.76%, 7/23/2036 (a) (c)	5,972	5,970
Series 2020-38A, Class BR2, 5.28%, 10/20/2036 (a) (c)	21,300	21,263
Series 2020-38A, Class CR2, 5.76%, 10/20/2036 (a) (c)	11,300	11,285
Series 2019-34A, Class BR2, 5.53%, 7/20/2039 (a) (c)	11,435	11,466
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (c)	2,550	1,721
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (k)	42,855	43,638
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	10,498	10,346
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,446	4,362
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.62%, 4/21/2037 (a) (c)	18,200	18,219
Octagon Investment Partners Ltd. (Cayman Islands) Series 2019-1A, Class CR, 6.31%, 10/25/2032 (a) (c)	11,200	11,186
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.47%, 7/21/2037 (a) (c)	14,900	14,796
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	4,680	4,732
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	3,100	3,112
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	1,900	1,905
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	7,104	7,336
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	5,300	5,381
Oneslt, 8.00%, 12/15/2030 ‡	10,398	10,398
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	3,167	3,174
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 (c)	236	234
Series 2021-B, Class D, 5.41%, 5/8/2031 (c)	386	383
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (c)	25,000	25,000
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	5,434	5,360
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.60%, 2/15/2038 (a) (c)	18,200	18,213

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-4A, Class BR, 5.52%, 7/24/2031 (a) (c)	5,000	5,011
Series 2024-3A, Class B, 5.76%, 8/8/2032 (a) (c)	14,500	14,502
Series 2024-1A, Class B, 5.70%, 10/15/2032 (a) (c)	7,000	7,006
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.42%, 7/25/2035 (k)	37	36
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (c) (k)	10,361	10,367
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (c) (k)	9,144	9,149
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (c) (k)	24,852	24,936
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (k)	20,635	20,751
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (c) (k)	13,334	13,428
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (c) (k)	29,234	29,313
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (c)	8,000	7,832
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (c)	10,211	10,017
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	5,956	6,075
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	16,166	16,166
RAMP Trust Series 2002-RS2, Class AI5, 4.57%, 3/25/2032 (a)	26	25
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (a) (c)	971	971
Regatta Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.58%, 7/20/2035 (a) (c)	7,200	7,203
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (k)	106	69
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	362	347
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	8	8
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	3,909	3,410
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (c)	930	921
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	9,326	9,429
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	17,753	18,106
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (k)	4,840	4,845
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (k)	11,719	11,730
RR Ltd. (Cayman Islands)
Series 2020-12A, Class A2R3, 5.50%, 1/15/2036 (a) (c)	7,469	7,465
Series 2024-35A, Class A2, 5.60%, 1/15/2040 (a) (c)	4,000	4,003
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	493	503
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,151
Series 2025-3, Class D, 5.11%, 9/15/2031	19,270	19,370
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,111
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,352
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	3,006
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (c)	2,354	2,342
Series 2022-1A, Class F, 6.00%, 7/20/2032 (c)	5,360	5,326
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 5.72%, 1/15/2032 (a) (c)	3,651	3,654

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class D, 3.23%, 9/20/2038 (c)	447	444
Series 2022-3A, Class D, 10.52%, 7/20/2039 (c)	2,011	2,096
Series 2022-2A, Class D, 9.22%, 6/20/2040 (c)	1,149	1,180
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (a)	20,000	20,018
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (c) (k)	5,817	5,844
Stifel SBA Trust Series 2025-2A, Class A1, 2.55%, 8/25/2036 (a) (c)	143,556	8,699
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	2,552	2,644
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 5.91%, 4/16/2031 (a) (c)	1,000	1,000
Series 2015-16A, Class B1RR, 5.60%, 10/15/2031 (a) (c)	8,224	8,228
Series 2019-21A, Class CR2, 5.65%, 7/15/2032 (a) (c)	13,500	13,482
Series 2020-23A, Class CR2, 5.65%, 1/15/2034 (a) (c)	8,000	7,990
Series 2021-29A, Class BR, 5.93%, 10/15/2035 (a) (c)	14,225	14,243
Series 2022-32A, Class BR, 5.92%, 10/23/2035 (a) (c)	2,415	2,416
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (a) (c)	13,180	13,184
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.50%, 9/18/2042 (a) (c)	12,950	12,978
United Airlines Pass-Through Trust Series 2016-1, Class B, 3.65%, 1/7/2026	2,046	2,043
Upstart Frn, 6.80%, 3/29/2029 ‡ (c)	14,000	14,000
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (c)	1,875	179
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (c)	2,900	305
Series 2021-PT1, Class A, HB, 24.91%, 9/20/2027 ‡ (a) (c)	304	274
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (c)	3,500	358
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (c)	2,670	369
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (c)	2,830	507
Series 2021-PT2, Class A, 16.01%, 11/20/2029 ‡ (a) (c)	567	516
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (c)	700	626
Series 2021-PT4, Class A, 20.47%, 1/20/2030 ‡ (a) (c)	260	235
Series 2022-PT2, Class A, 19.73%, 2/20/2030 ‡ (a) (c)	797	798
Series 2022-PT1, Class A, HB, 24.20%, 2/20/2030 ‡ (a) (c)	804	804
Series 2022-PT3, Class A, HB, 22.19%, 4/20/2030 ‡ (a) (c)	698	693
Series 2022-PT4, Class A, HB, 20.32%, 5/20/2030 ‡ (a) (c)	694	694
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (c)	1,371	1,362
Series 2021-5, Class C, 4.15%, 11/20/2031 (c)	3,552	3,530
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (c)	1,880	1,510
Series 2021-1A, Class D, 4.36%, 3/15/2027 (c)	10,392	89
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (c)	20,865	21,099
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	9,511
9.46%, 7/18/2027 ‡	20,000	19,356
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (k)	380	380
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.92%, 1/15/2035 (a) (c)	8,000	8,007
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	15,500	15,610
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	3,205	3,249

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	438	448
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	3,795	3,883
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	2,304	2,345
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	19,900	20,146
Total Asset-Backed Securities (Cost $2,182,519)		2,141,730
Foreign Government Securities — 3.5%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	1,459	1,580
8.63%, 2/4/2030 (i)	2,700	2,924
5.88%, 2/16/2031 (i)	3,800	3,679
7.63%, 5/29/2032 (i)	4,000	4,092
9.45%, 2/4/2033 (c)	1,990	2,193
7.30%, 9/30/2033 (i)	1,100	1,087
8.50%, 1/31/2047 (i)	2,300	2,148
8.70%, 3/1/2049 (i)	2,100	1,988
8.88%, 5/29/2050 (i)	1,700	1,634
Argentine Republic
1.00%, 7/9/2029	1,600	1,395
4.12%, 7/9/2035 (k)	27,180	19,328
5.00%, 1/9/2038 (k)	3,400	2,536
Barbados Government Bond 8.00%, 6/26/2035 (i)	2,000	2,096
Benin Government Bond 7.96%, 2/13/2038 (c)	6,660	6,767
Commonwealth of the Bahamas
8.95%, 10/15/2032 (i)	1,500	1,664
8.25%, 6/24/2036 (c)	6,247	6,769
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	1,020	976
3.10%, 1/15/2030 (c) (k)	294	276
3.35%, 3/15/2033 (c) (k)	610	528
3.60%, 6/15/2035 (c) (k)	7,012	5,321
3.60%, 5/15/2036 (c) (k)	286	260
3.60%, 2/15/2038 (c) (k)	572	524
Dominican Republic Government Bond
6.00%, 2/22/2033 (i)	6,400	6,490
6.95%, 3/15/2037 (c)	1,300	1,386
5.88%, 1/30/2060 (c)	11,450	10,202
5.88%, 1/30/2060 (i)	13,200	11,761
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	5,400	5,434
6.13%, 9/28/2028 (c)	6,347	6,287
7.14%, 2/23/2030 (i)	16,000	16,183
7.70%, 2/23/2038 (i)	4,700	4,600
9.13%, 1/13/2046 (c)	2,460	2,609
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,610
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (i)	1,000	1,050

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
5.85%, 7/7/2030 (i)	8,800	8,840
5.75%, 11/12/2032 (c)	12,182	11,984
7.38%, 10/10/2047 (i)	9,200	9,184
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	15,085	15,010
6.88%, 12/5/2027 (i)	2,000	2,002
7.38%, 4/8/2031 (c)	7,413	7,280
8.88%, 4/8/2051 (i)	4,100	3,926
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	2,870	3,142
Kingdom of Bahrain 5.45%, 9/16/2032 (c)	8,389	8,119
Republic of Angola
8.25%, 5/9/2028 (i)	3,200	3,185
8.00%, 11/26/2029 (c)	3,620	3,493
8.00%, 11/26/2029 (i)	11,400	11,000
9.24%, 1/15/2031 (c)	3,000	2,962
8.75%, 4/14/2032 (c)	5,266	5,029
9.88%, 10/15/2035 (c)	3,100	3,022
Republic of Armenia 3.60%, 2/2/2031 (c)	2,760	2,505
Republic of Colombia
8.00%, 4/20/2033	2,010	2,187
7.50%, 2/2/2034	860	905
8.75%, 11/14/2053	7,368	8,237
Republic of Costa Rica
6.13%, 2/19/2031 (i)	2,300	2,401
6.55%, 4/3/2034 (c)	3,300	3,550
7.00%, 4/4/2044 (i)	1,000	1,080
7.30%, 11/13/2054 (c)	4,403	4,884
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	7,067	7,146
7.63%, 1/30/2033 (i)	1,700	1,773
6.13%, 6/15/2033 (i)	16,300	15,742
8.08%, 4/1/2036 (c)	10,750	11,161
8.25%, 1/30/2037 (c)	1,488	1,553
Republic of Ecuador
6.90%, 7/31/2030 (i) (k)	11,100	10,795
6.90%, 7/31/2035 (i) (k)	7,900	6,747
5.00%, 7/31/2040 (i) (k)	10,000	7,550
Republic of El Salvador
8.63%, 2/28/2029 (i)	4,669	4,949
9.25%, 4/17/2030 (c)	9,300	9,993
7.63%, 2/1/2041 (i)	2,900	2,856
7.12%, 1/20/2050 (i)	4,400	3,953
9.65%, 11/21/2054 (c)	7,327	8,266
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	203	198
5.00%, 7/3/2029 (c) (k)	7,928	7,750
Zero Coupon, 1/3/2030 (c)	585	509
5.00%, 7/3/2035 (c) (k)	6,526	5,772

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Guatemala
6.60%, 6/13/2036 (c)	1,420	1,518
6.25%, 8/15/2036 (c)	4,103	4,268
Republic of Honduras
6.25%, 1/19/2027 (i)	3,000	3,013
8.63%, 11/27/2034 (c)	3,660	4,017
Republic of Iraq 5.80%, 1/15/2028 (i)	4,812	4,796
Republic of Kenya
9.75%, 2/16/2031 (c)	3,666	3,909
9.75%, 2/16/2031 (i)	2,200	2,346
8.00%, 5/22/2032 (i)	3,500	3,484
7.88%, 10/9/2033 (c)	2,490	2,387
9.50%, 3/5/2036 (c)	8,350	8,450
8.80%, 10/9/2038 (c)	6,520	6,306
Republic of Montenegro 7.25%, 3/12/2031 (c)	5,923	6,349
Republic of Panama
6.40%, 2/14/2035	1,800	1,877
7.88%, 3/1/2057	3,200	3,706
Republic of Paraguay, 6.10%, 8/11/2044 (i)	14,075	14,512
Republic of Rwanda 5.50%, 8/9/2031 (c)	8,000	7,317
Republic of Senegal
7.75%, 6/10/2031 (i)	9,000	5,836
6.25%, 5/23/2033 (i)	5,115	3,120
Republic of Serbia
6.50%, 9/26/2033 (c)	3,400	3,669
6.00%, 6/12/2034 (i)	1,300	1,351
Republic of South Africa
7.10%, 11/19/2036 (c)	4,478	4,822
5.00%, 10/12/2046	5,100	4,004
5.75%, 9/30/2049	7,406	6,254
7.95%, 11/19/2054 (c)	4,489	4,812
Republic of Turkiye (The)
9.38%, 1/19/2033	1,741	2,044
7.63%, 5/15/2034	6,763	7,265
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (c)	1,494	1,595
6.95%, 5/25/2032 (c)	2,000	2,148
Republic of Zambia
5.75%, 6/30/2033 (i) (k)	707	679
5.75%, 6/30/2033 (c) (k)	1,555	1,494
0.50%, 12/31/2053 (i)	5,800	3,986
Romania Government Bond 7.50%, 2/10/2037 (c)	3,564	3,909
State of Mongolia
6.63%, 2/25/2030 (c)	1,600	1,644
4.45%, 7/7/2031 (c)	5,600	5,138
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (i)	6,200	7,116

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname Government International Bond
7.70%, 11/6/2030 (c)	5,560	5,711
8.50%, 11/6/2035 (c)	11,220	12,079
Total Foreign Government Securities (Cost $524,643)		535,948
Loan Assignments — 1.4% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031 (h)	844	845
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031 (h)	3,623	3,633
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (h)	1,916	1,919
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (h)	5,569	5,568
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (h)	2,970	2,964
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (h)	6,756	6,762
		15,294
Chemicals — 0.0% ^
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 13.89%, 1/16/2026 (h)	1,481	1,333
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 5.90%, 10/12/2028 (d) (h)	2,422	1,211
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 6.00%, 7/16/2026 (d) (h)	1,478	1,330
		3,874
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (h)	3,225	3,235
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031 (h)	3,046	3,054
		6,289
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (d) (h) (m)	17,106	4,251
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (d) (h) (m)	8,890	8,446
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (d) (h) (m)	2,380	2,261
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (d) (h) (m)	2,604	2,473
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (d) (h) (m)	7,226	—
		17,431
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/1/2032 (h)	4,767	4,733

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (h)	1,831	1,840
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031 (h)	3,977	3,976
		5,816
Diversified Telecommunication Services — 0.0% ^
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029 (h)	2,333	2,318
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032 (h)	2,381	2,388
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031 (h)	4,999	4,999
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031 (h)	2,388	2,392
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (h)	3,959	3,965
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031 (h)	10,050	10,032
		13,997
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (h)	6,518	6,526
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (h)	3,986	4,000
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030 (h)	2,539	2,490
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (h)	6,117	6,138
		8,628
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (h)	5,769	5,732
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028 (h)	2,913	2,627
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031 (h)	1,972	1,603
		9,962
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2025 ‡ (a) (j)	37	—
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029 (h)	3,200	3,216
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 10/8/2031 (h)	2,786	2,794
		6,010
Media — 0.1%
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.10%, 8/2/2027 (h)	118	118
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.81%, 5/1/2029 (h) (m)	6,800	6,051
		6,169
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031 (h)	3,127	3,135

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (h)	2,442	2,440
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.75%, 8/13/2029 (h)	3,735	3,438
		5,878
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (h)	4,524	4,463
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 10/29/2032 (h)	574	573
		5,036
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 10/31/2031 (h)	4,355	4,305
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (h)	2,722	2,725
		7,030
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (h)	3,330	3,278
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (h)	6,557	6,543
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (h)	4,924	4,936
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029 (h)	2,772	2,298
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (h) (m)	4,738	4,724
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (h)	5,162	5,171
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028 (h)	4,522	4,507
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (h)	7,838	7,832
		36,011
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	1	1
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (h)	4,150	4,077
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032 (h)	6,292	6,234
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (h)	2,381	2,387
		12,699
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (h)	7,320	7,338
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 4/30/2032 (h)	848	850
Total Loan Assignments (Cost $205,451)		208,478
Municipal Bonds — 0.3% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (a)	61,196	2,400
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (a)	7,140	5,712
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	113
Municipal Water District Of Orange County Water Facilities Corp. Series 2017B, Rev., 4.06%, 8/15/2041	290	263
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	277
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	93
Total California		8,858

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	166
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (a)	9,665	7,732
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	26,666	27,367
Series 2024, Rev., 6.03%, 12/15/2031	3,200	3,311
Total New York		30,678
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	148
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (a)	88,420	3,366
Total Municipal Bonds (Cost $52,614)		50,948
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	3	82
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC, Escrow ‡ *	—	—
		9
Capital Markets — 0.0% ^
Yeoman Capital SA (Luxembourg) ‡ *	565	3,604
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	87
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	81	948
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	9	144
Frontier Communications Parent, Inc. *	5	179
		323
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	1	15
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	11
iHeartMedia, Inc., Class A *	2	9
SES SA (Luxembourg) ‡ *	147	2,304
		2,324

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	14	3,088
Pharmaceuticals — 0.1%
Endo GUC Trust ‡ *	10	6
Mallinckrodt *	64	6,584
Mallinckrodt (Luxembourg) ‡	37	3,758
Mallinckrodt plc ‡	2,942,979	3
Mallinckrodt plc, Class B ‡	1,679,945	2
		10,353
Specialty Retail — 0.0% ^
Rite Aid ‡ *	12	—
Wireless Telecommunication Services — 0.0% ^
Altice France Sa (Europe) ‡	32	547
Total Common Stocks (Cost $18,109)		21,380
	PRINCIPAL AMOUNT ($000)
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (c) (h) (Cost $4,812)	4,800	4,848
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	17
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 12/28/2025 ($25 par value) (o)	199	3,400
Total Preferred Stocks (Cost $4,678)		3,417
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	5	40
expiring 12/31/2049, price 1.00 USD ‡ *	7	—
Total Warrants (Cost $2,500)		40

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (p) (q) (Cost $263,071)	262,970	263,075
Total Investments — 118.2% (Cost $18,185,108)		18,105,505
Liabilities in Excess of Other Assets — (18.2)%		(2,790,201)
NET ASSETS — 100.0%		15,315,304

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COLL	Collateral
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $111,191 or 0.73% of the Fund’s
net assets as of November 30, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2025.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2055 (a)	(132,900)	(113,053)
TBA, 3.50%, 12/25/2055 (a)	(131,900)	(121,987)
TBA, 4.00%, 12/25/2055 (a)	(237,200)	(225,894)
TBA, 5.00%, 12/25/2055 (a)	(270,200)	(269,626)
TBA, 6.00%, 12/25/2055 (a)	(399,300)	(408,823)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 12/15/2055 (a)	(432,200)	(389,878)
TBA, 4.00%, 12/15/2055 (a)	(334,300)	(316,915)
TBA, 4.50%, 12/15/2055 (a)	(659,000)	(644,443)
TBA, 5.00%, 12/15/2055 (a)	(297,400)	(297,043)
(Proceeds received of $2,786,416)		(2,787,662)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	6,121	03/20/2026	USD	693,777	1,521
U.S. Treasury 10 Year Ultra Note	7,610	03/20/2026	USD	884,187	5,591
U.S. Treasury Long Bond	20	03/20/2026	USD	2,349	10
U.S. Treasury Ultra Bond	54	03/20/2026	USD	6,531	34
U.S. Treasury 2 Year Note	4,037	03/31/2026	USD	843,165	(57)
U.S. Treasury 5 Year Note	15,146	03/31/2026	USD	1,662,510	1,917
					9,016
Short Contracts
U.S. Treasury 10 Year Ultra Note	(6,098)	03/20/2026	USD	(708,511)	(2,829)
U.S. Treasury Long Bond	(2,054)	03/20/2026	USD	(241,217)	(1,881)
U.S. Treasury Ultra Bond	(3,057)	03/20/2026	USD	(369,706)	(2,754)
U.S. Treasury 5 Year Note	(2,203)	03/31/2026	USD	(241,814)	(307)
					(7,771)
					1,245

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	27,392,584	USD	179,095	BNP Paribas	12/15/2025	(3,479)
USD	175,256	JPY	27,392,584	Goldman Sachs International	12/15/2025	(360)
USD	6,030	EUR	5,232	BNP Paribas	1/5/2026	(53)
Total unrealized depreciation						(3,892)
Net unrealized depreciation						(3,892)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	167	(699)	(532)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	71	(603)	(532)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,942	21	(287)	(266)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,971	18	(151)	(133)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,935	43	(309)	(266)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,721	52	(181)	(129)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD44,000	188	(922)	(734)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD4,770	26	(105)	(79)
							586	(3,257)	(2,671)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	12.85	USD5,000	(242)	(405)	(647)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	12.85	USD12,500	(578)	(1,040)	(1,618)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	12.85	USD10,000	(412)	(882)	(1,294)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	12.85	USD20,000	(695)	(1,893)	(2,588)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	12.85	USD15,000	(462)	(1,479)	(1,941)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	10.51	USD7,500	(582)	(782)	(1,364)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD5,000	(219)	(691)	(910)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD2,500	(109)	(346)	(455)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD12,500	(330)	(1,944)	(2,274)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD12,500	(123)	(2,151)	(2,274)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD5,500	(58)	(943)	(1,001)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD8,017	(84)	(1,374)	(1,458)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.51	USD12,500	(52)	(2,222)	(2,274)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	10.63	USD2,500	(257)	(219)	(476)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	10.63	USD10,000	(854)	(1,051)	(1,905)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	10.63	USD8,000	(575)	(949)	(1,524)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	10.63	USD12,500	(1,681)	(699)	(2,380)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	10.63	USD7,500	(767)	(661)	(1,428)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	10.63	USD7,500	(771)	(657)	(1,428)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	10.63	USD5,000	(445)	(507)	(952)
							(9,296)	(20,895)	(30,191)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 195,553	(14,586)	(1,846)	(16,432)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 218,614	(16,364)	(2,006)	(18,370)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 291,486	(21,749)	(2,745)	(24,494)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 291,486	(21,792)	(2,702)	(24,494)
						(74,491)	(9,299)	(83,790)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of November 30, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	586	(2,671)
OTC Credit default swap contracts outstanding - sell protection	(9,296)	(30,191)
Total OTC swap contracts outstanding	(8,710)	(32,862)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,710,903	$430,827	$2,141,730
Collateralized Mortgage Obligations	—	2,142,616	297,452	2,440,068
Commercial Mortgage-Backed Securities	—	3,326,526	82,467	3,408,993
Common Stocks
Aerospace & Defense	—	—	82	82
Broadline Retail	—	—	9	9
Capital Markets	—	—	3,604	3,604
Chemicals	—	—	87	87
Distributors	—	—	948	948
Diversified Telecommunication Services	179	—	144	323
Health Care Equipment & Supplies	—	15	—	15
Media	20	—	2,304	2,324
Oil, Gas & Consumable Fuels	3,088	—	—	3,088
Pharmaceuticals	—	6,584	3,769	10,353
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	547	547
Total Common Stocks	3,287	6,599	11,494	21,380
Corporate Bonds
Aerospace & Defense	—	56,524	822	57,346
Automobile Components	—	105,624	—	105,624
Automobiles	—	986	—	986
Banks	—	180,386	—	180,386
Beverages	—	6,402	—	6,402
Biotechnology	—	5,941	—	5,941
Broadline Retail	—	18,336	—	18,336
Building Products	—	96,373	—	96,373
Capital Markets	—	29,386	—	29,386
Chemicals	—	124,892	—	124,892
Commercial Services & Supplies	—	106,664	—	106,664
Communications Equipment	—	11,762	—	11,762
Construction & Engineering	—	11,750	—	11,750
Construction Materials	—	4,908	—	4,908
Consumer Finance	—	45,466	—	45,466
Consumer Staples Distribution & Retail	—	49,071	— (a)	49,071
Containers & Packaging	—	52,887	—	52,887
Distributors	—	2,621	—	2,621
Diversified Consumer Services	—	14,511	—	14,511
Diversified Telecommunication Services	—	240,978	—	240,978
Electric Utilities	—	126,155	—	126,155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$9,501	$—	$9,501
Electronic Equipment, Instruments & Components	—	26,014	—	26,014
Energy Equipment & Services	—	17,806	—	17,806
Entertainment	—	37,268	—	37,268
Financial Services	—	66,352	40,375	106,727
Food Products	—	31,554	—	31,554
Gas Utilities	—	4,555	—	4,555
Ground Transportation	—	69,911	1,020	70,931
Health Care Equipment & Supplies	—	48,773	—	48,773
Health Care Providers & Services	—	109,070	—	109,070
Health Care Technology	—	25,598	—	25,598
Hotel & Resort REITs	—	25,018	—	25,018
Hotels, Restaurants & Leisure	—	187,941	—	187,941
Household Durables	—	33,342	—	33,342
Household Products	—	26,512	—	26,512
Independent Power and Renewable Electricity Producers	—	22,023	—	22,023
Interactive Media & Services	—	2,389	—	2,389
IT Services	—	11,124	—	11,124
Leisure Products	—	4,146	—	4,146
Machinery	—	20,184	—	20,184
Marine Transportation	—	8,851	—	8,851
Media	—	300,100	—	300,100
Metals & Mining	—	45,043	—	45,043
Mortgage Real Estate Investment Trusts (REITs)	—	95,874	—	95,874
Multi-Utilities	—	28,088	—	28,088
Oil, Gas & Consumable Fuels	—	489,789	—	489,789
Passenger Airlines	—	30,444	—	30,444
Personal Care Products	—	26,964	—	26,964
Pharmaceuticals	—	47,599	— (a)	47,599
Professional Services	—	1,575	14,952	16,527
Real Estate Management & Development	—	6,299	—	6,299
Semiconductors & Semiconductor Equipment	—	51,656	—	51,656
Software	—	38,994	—	38,994
Specialized REITs	—	15,655	—	15,655
Specialty Retail	—	70,486	—	70,486
Technology Hardware, Storage & Peripherals	—	22,387	— (a)	22,387
Tobacco	—	1,356	—	1,356
Trading Companies & Distributors	—	70,762	—	70,762
Transportation Infrastructure	—	1,103	—	1,103
Wireless Telecommunication Services	—	23,001	—	23,001
Total Corporate Bonds	—	3,446,730	57,169	3,503,899
Foreign Government Securities	—	535,948	—	535,948
Loan Assignments
Aerospace & Defense	—	845	—	845
Automobile Components	—	3,633	—	3,633
Beverages	—	1,919	—	1,919
Building Products	—	15,294	—	15,294

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chemicals	$—	$3,874	$—	$3,874
Commercial Services & Supplies	—	6,289	—	6,289
Consumer Staples Distribution & Retail	—	—	17,431	17,431
Containers & Packaging	—	4,733	—	4,733
Diversified Consumer Services	—	5,816	—	5,816
Diversified Telecommunication Services	—	2,318	—	2,318
Electrical Equipment	—	2,388	—	2,388
Electronic Equipment, Instruments & Components	—	4,999	—	4,999
Financial Services	—	2,392	—	2,392
Ground Transportation	—	13,997	—	13,997
Health Care Equipment & Supplies	—	6,526	—	6,526
Health Care Providers & Services	—	4,000	—	4,000
Insurance	—	8,628	—	8,628
IT Services	—	9,962	—	9,962
Leisure Products	—	—	—(a )	—(a )
Machinery	—	6,010	—	6,010
Media	—	6,169	—	6,169
Oil, Gas & Consumable Fuels	—	3,135	—	3,135
Passenger Airlines	—	5,878	—	5,878
Pharmaceuticals	—	5,036	—	5,036
Professional Services	—	7,030	—	7,030
Semiconductors & Semiconductor Equipment	—	3,278	—	3,278
Software	—	36,011	—	36,011
Specialty Retail	—	12,698	1	12,699
Textiles, Apparel & Luxury Goods	—	7,338	—	7,338
Trading Companies & Distributors	—	850	—	850
Total Loan Assignments	—	191,046	17,432	208,478
Mortgage-Backed Securities	—	5,522,681	—	5,522,681
Municipal Bonds	—	37,504	13,444	50,948
Preferred Stocks
Broadline Retail	—	—	17	17
Electric Utilities	3,400	—	—	3,400
Total Preferred Stocks	3,400	—	17	3,417
Supranational	—	4,848	—	4,848
Warrants
Media	—	40	— (a)	40
Short-Term Investments
Investment Companies	263,075	—	—	263,075
Total Investments in Securities	$269,762	$16,925,441	$910,302	$18,105,505
Liabilities
TBA Short Commitment	$—	$(2,787,662)	$—	$(2,787,662)
Total Liabilities in Securities Sold Short	$—	$(2,787,662)	$—	$(2,787,662)
Appreciation in Other Financial Instruments
Futures Contracts	$9,073	$—	$—	$9,073

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,892)	$—	$(3,892)
Futures Contracts	(7,828)	—	—	(7,828)
Swaps	—	(33,451)	—	(33,451)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,245	$(37,343)	$—	$(36,098)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$278,971	$(45)	$437	$(377)	$310,515	$(182,474)	$—	$—	$23,800	$430,827
Collateralized Mortgage Obligations	38,802	—	(4,654)	(217)	471,363	(194,904)	—	(14,627)	1,689	297,452
Commercial Mortgage-Backed Securities	104,618	—	2,392	19	430	(31,593)	6,601	—	—	82,467
Common Stocks	14,139	390	(2,871)	—	14,018	(7,939)	—	(6,243)	—	11,494
Corporate Bonds	6,555	(3,372)	2,588	339	59,813	(7,065)	—	—	(1,689)	57,169
Loan Assignments	6,184	— (b)	6,049	83	5,121	(5)	—	—	—	17,432
Mortgage-Backed Securities	23,800	—	—	—	—	—	—	—	(23,800)	—
Municipal Bonds	—	—	(2,826)	—	16,270	—	—	—	—	13,444
Preferred Stocks	18	—	(1)	—	—	—	—	—	—	17
Warrants	101	—	(2)	—	—	—	—	(99)	—	— (b)
Total	$473,188	$(3,027)	$1,112	$(153)	$877,530	$(423,980)	$6,601	$(20,969)	$—	$910,302

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Collateralized Mortgage Obligations, Corporate Bonds and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $1,112.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$41,995	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.58% - 9.82% (7.71%)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	41,995
	13,444	Term of Restructuring	Expected Recovery	80.00% (80.00%)

Municipal Bonds	13,444
	822	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	—(c )	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)

Corporate Bonds	822
	1,030	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	9	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	1,039
	17,433	Terms of Restructuring	Expected Recovery	0.00% - 95.00% (77.89%)

Loan Assignments	17,433
Total	$74,733

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $835,569. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$27,613	$5,661,872	$5,426,395	$(13)	$(2)	$263,075	262,970	$9,766	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.